Goldman Sachs Trust
Financial Square Funds



                .  Prime Obligations Fund

                .  Money Market Fund

                .  Premium Money Market Fund

                .  Treasury Obligations Fund

                .  Treasury Instruments Fund

                .  Government Fund

                .  Federal Fund

                .  Tax-Free Money Market Fund




SEMI-ANNUAL REPORT                                  [LOGO] Goldman
June 30, 1999                                              Sachs

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------
Goldman Sachs Trust
Financial Square Funds

---------------------------------------  ---------------------------------------
Taxable Funds

Financial Square Prime Obligations Fund. The Fund invests in obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of U.S. and foreign companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and of foreign governments, states, municipalities and other entities, and repurchase agreements.

Financial Square Premium Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated "AAA" by Standard & Poor's Rating Group and "Aaa" by Moody's Investors services, Inc., the Fund invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

Financial Square Treasury Instruments Fund. The Fund invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Financial Square Federal Fund. The Fund invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.
---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--35.8%
Bank Holding Companies
BankAmerica Corp.
$ 45,000,000             4.81%                    07/08/1999                   $   44,957,913
  50,000,000             4.84                     08/19/1999                       49,670,611
  55,000,000             4.84                     11/10/1999                       54,023,933
Business Credit Institutions
CIT Group Holdings, Inc.
  75,000,000             4.83                     08/16/1999                       74,537,125
General Electric Capital Corp.
  70,000,000             4.87                     07/29/1999                       69,734,856
Commercial Banks
CP Trust Certificates Series 1996-1
  72,250,000             5.09                     07/01/1999                       72,250,000
Insurance
Prudential Funding Corp.
 100,000,000             4.75                     07/13/1999                       99,841,667
Receivable/Asset Financings
Asset Portfolio Funding
  50,000,000             4.83                     07/15/1999                       49,906,083
Blue Ridge Asset Funding
  23,000,000             5.08                     08/18/1999                       22,844,213
Centric Capital Corp.
  28,000,000             4.81                     07/23/1999                       27,917,696
  20,000,000             4.81                     07/30/1999                       19,922,506
  25,000,000             5.06                     08/23/1999                       24,813,764
Corporate Receivables Corp.
  50,000,000             4.81                     07/12/1999                       49,926,514
  75,000,000             5.06                     08/23/1999                       74,441,292
Dakota Certificates of Standard Credit Card Master Trust
  25,000,000             4.83                     08/11/1999                       24,862,479
  50,000,000             5.11                     08/19/1999                       49,652,236
Delaware Funding Corp.
  20,172,000             5.06                     08/16/1999                       20,041,577
Edison Asset Securitization Corp.
  25,000,000             4.82                     07/09/1999                       24,973,222
 100,000,000             4.87                     07/29/1999                       99,622,000
  50,000,000             5.12                     08/19/1999                       49,651,556
Enterprise Funding
  79,944,000             5.06                     08/25/1999                       79,325,988
Falcon Asset Securitization Corp.
  31,505,000             5.06                     08/25/1999                       31,261,449
General Electric Financial Assurances Corp.
  50,000,000             5.75                     07/01/1999                       50,000,000
International Securitization Corp.
  50,000,000             4.82                     07/08/1999                       49,953,139
  50,000,000             4.81                     07/22/1999                       49,859,708
  63,060,000             5.06                     08/05/1999                       62,749,780

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Receivable/Asset Financings (continued)
Intrepid Funding Notes
$ 50,000,000             4.85%                    07/08/1999                   $   49,952,847
  35,000,000             4.84                     08/05/1999                       34,835,306
  50,000,000             4.82                     08/24/1999                       49,638,500
Park Avenue Receivables Corp.
  50,000,000             5.20                     07/07/1999                       49,956,667
  43,392,000             4.81                     07/13/1999                       43,322,428
Preferred Receivables Funding
 100,000,000             5.07                     08/24/1999                       99,239,500
Receivables Capital Corp.
  20,000,000             5.06                     08/11/1999                       19,884,744
Variable Funding Capital Corp.
  25,322,000             4.82                     07/20/1999                       25,257,584
WCP Funding Corp.
  50,000,000             4.87                     07/26/1999                       49,830,903
  50,000,000             5.07                     08/18/1999                       49,662,000
  30,000,000             5.06                     08/24/1999                       29,772,300
  50,000,000             5.06                     08/25/1999                       49,613,472
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 100,000,000             5.72                     07/01/1999                      100,000,000
Salomon Smith Barney Holdings, Inc.
 120,000,000             4.82                     07/22/1999                      119,662,600
 100,000,000             5.06                     08/25/1999                       99,226,944
---------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                               $2,196,597,102
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--8.4%
Associates Corp. of North America
$ 15,000,000             6.68%                    09/17/1999                   $   15,051,356
First National Bank of Maryland
  70,000,000             5.09                     01/13/2000                       69,992,753
First Union National Bank
  50,000,000             5.25                     02/28/2000                       50,000,000
Huntington National Bank
  55,000,000             4.98                     01/11/2000                       54,994,358
  45,000,000             5.05                     02/09/2000                       44,989,397
J.P. Morgan & Co., Inc.
  60,000,000             5.03                     02/07/2000                       60,000,000
Keybank, N.A.
  20,000,000             5.65                     06/26/2000                       19,986,735
Morgan Stanley Dean Witter & Co.
  18,650,000             5.89                     03/20/2000                       18,725,804
National City Bank
  45,000,000             5.08                     02/11/2000                       44,989,346

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes (continued)
NationsBank Corp.
$ 25,000,000             4.96%                    11/18/1999                   $   24,998,149
  50,000,000             5.00                     01/05/2000                       49,995,031
Salomon Smith Barney Holdings, Inc.
  25,000,000             6.50                     03/01/2000                       25,236,414
Wachovia Bank, N.A.
  25,000,000             4.95                     08/16/1999                       25,000,000
Wells Fargo & Co.
  11,000,000             6.68                     09/15/1999                       11,033,666
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $  514,993,009
---------------------------------------------------------------------------------------------
Certificates of Deposit--4.0%
Chase Manhattan Corp.
$ 50,000,000             4.87%                    07/21/1999                   $   50,000,000
  50,000,000             4.90                     08/04/1999                       50,000,000
First National Bank of Maryland
  75,000,000             4.99                     01/25/2000                       74,987,630
  40,000,000             5.11                     02/23/2000                       39,991,245
Regions Bank
  30,000,000             5.15                     02/18/2000                       30,000,000
---------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $  244,978,875
---------------------------------------------------------------------------------------------
Taxable Municipal Note--0.2%
Ocean Spray Cranberries, Inc.(a)
$ 15,000,000             5.22%                    07/07/1999                   $   15,000,000
---------------------------------------------------------------------------------------------
Total Taxable Municipal Note                                                   $   15,000,000
---------------------------------------------------------------------------------------------
Time Deposits--6.6%
Amsouth Bank
$130,000,000             5.38%                    07/01/1999                   $  130,000,000
Marshall & Ilsley Bank
  75,000,000             4.97                     07/01/1999                       75,000,000
Suntrust Bank of Atlanta
 100,000,000             5.63                     07/01/1999                      100,000,000
 100,000,000             5.88                     07/01/1999                      100,000,000
---------------------------------------------------------------------------------------------
Total Time Deposits                                                            $  405,000,000
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--1.2%
Federal Home Loan Bank
$ 20,000,000             5.10%                    05/17/2000                   $   19,984,810
Federal National Mortgage Association
  34,000,000             5.00                     05/05/2000                       33,966,702
  22,000,000             5.56                     07/24/2000                       21,989,843
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                       $   75,941,355

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--39.8%
Allmerica Funding
$ 25,000,000             5.07%                    08/08/1999                   $   25,000,000
American Express Centurion Bank
  25,000,000             4.93                     07/12/1999                       25,000,000
  50,000,000             4.99                     07/23/1999                       50,000,000
Associates Corp. of North America
 100,000,000             4.90                     07/20/1999                       99,946,683
Bank One, N.A.
 160,000,000             4.87                     07/01/1999                      159,992,068
Chase Manhattan Corp.
  75,000,000             5.00                     07/26/1999                       74,956,650
Comerica Bank Detroit
  50,000,000             4.88                     07/02/1999                       49,991,289
  50,000,000             4.88                     07/19/1999                       49,998,543
First National Bank of Chicago
  40,000,000             4.84                     07/14/1999                       39,999,145
First Union Corp.
  50,000,000             4.97                     08/18/1999                       50,000,000
First U.S.A. Bank
  10,000,000             5.40                     07/20/1999                       10,011,213
Fleet National Bank
  35,000,000             5.07                     07/01/1999                       34,985,189
  50,000,000             5.08                     07/01/1999                       49,989,650
  33,000,000             5.12                     07/26/1999                       33,045,040
General Electric Capital Corp.
  60,000,000             4.95                     07/12/1999                       60,000,000
  45,000,000             5.06                     09/08/1999                       45,000,000
IBM Corp.
  50,000,000             4.83                     08/12/1999                       49,994,041
J.P. Morgan & Co., Inc.
  40,000,000             4.95                     07/06/1999                       40,000,943
  80,000,000             4.84                     07/07/1999                       79,999,027
  40,000,000             5.02                     09/02/1999                       40,001,976
Keybank, N.A.
  65,000,000             5.00                     07/13/1999                       65,025,454
  70,000,000             4.98                     07/30/1999                       70,007,185
  10,000,000             4.96                     08/20/1999                        9,998,915
Merrill Lynch & Co., Inc.
  25,000,000             4.91                     07/06/1999                       25,000,000
  35,000,000             5.00                     07/12/1999                       35,000,000
  40,000,000             4.90                     07/13/1999                       39,999,529
  25,000,000             5.00                     07/22/1999                       24,998,384
  30,000,000             4.97                     09/01/1999                       29,999,490
Monumental Life Insurance Co.
  55,000,000             5.10                     07/01/1999                       55,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Prime Obligations Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Morgan Stanley Dean Witter & Co.
$ 25,000,000             5.11%                    08/23/1999                   $   25,016,400
  15,500,000             5.43                     09/01/1999                       15,542,892
  35,000,000             5.53                     09/15/1999                       35,105,712
National Rural Utilities Corp.
  25,000,000             4.97                     08/25/1999                       25,000,000
NationsBank Corp.
  50,000,000             5.06                     07/01/1999                       49,986,412
New York Life Insurance Co.
  40,000,000             5.08                     09/01/1999                       40,000,000
  25,000,000             5.15                     09/20/1999                       25,000,000
Pacific Mutual Life Insurance Co.
  50,000,000             4.93                     07/01/1999                       50,000,000
PepsiCo, Inc.
  75,000,000             4.84                     08/19/1999                       74,988,639
PNC Bank, N.A.
 100,000,000             4.81                     07/02/1999                       99,999,798
  75,000,000             5.02                     07/27/1999                       74,995,993
Seattle Washington Taxable Series 1994
  25,000,000             4.96                     07/01/1999                       25,000,000
SMM Trust Series 1998-A
  35,000,000             5.26                     09/16/1999                       35,000,000
Southtrust Bank of Alabama, N.A.
  75,000,000             4.87                     07/08/1999                       74,979,143
Texas State Taxable Veterans Series 1996 A
  14,255,000             4.96                     07/01/1999                       14,255,000
U.S. Bank, N.A.
  50,000,000             4.89                     07/08/1999                       49,997,335
  50,000,000             5.02                     07/21/1999                       50,006,502
  50,000,000             5.05                     07/21/1999                       50,035,466
U.S. Central Credit Union
  50,000,000             4.91                     07/14/1999                       50,000,000
Wells Fargo & Co.
  60,000,000             4.99                     09/10/1999                       59,977,597
 100,000,000             5.17                     09/29/1999                       99,945,209
---------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                $2,447,772,512
---------------------------------------------------------------------------------------------

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost

-------------------------------------------------------------------------------------------
Repurchase Agreements--4.0%
Goldman, Sachs & Co.(b)
$  5,000,000            4.90%                  07/01/1999                 $    5,000,000
Joint Repurchase Agreement Account
 234,400,000            4.85                   07/01/1999                    234,400,000
Lehman Brothers, Inc.(b)
   4,100,000            4.83                   07/01/1999                      4,100,000
-------------------------------------------------------------------------------------------
Total Repurchase Agreements                                               $  243,500,000
-------------------------------------------------------------------------------------------
Total Investments                                                         $6,143,782,853(c)
-------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds or LIBOR.
(b) At June 30, 1999, these agreements were fully collateralized by U.S. Treasury obligations.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indicies.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--38.7%
Bank Holding Companies
Bank of Nova Scotia
$100,000,000             4.85%                    09/01/1999                   $   99,164,722
Banque Et Caisse Epargne
  45,000,000             4.82                     07/12/1999                       44,933,725
Bavaria Trust Corp.
  38,500,000             5.20                     07/27/1999                       38,355,411
Nordbanken North America
 100,000,000             4.81                     07/16/1999                       99,799,583
  67,000,000             4.83                     09/24/1999                       66,235,921
Swedbank
  60,000,000             4.81                     07/20/1999                       59,847,683
  42,550,000             4.85                     08/26/1999                       42,228,984
Business Credit Institutions
Ford Motor Credit Corp.
 100,000,000             4.82                     07/08/1999                       99,906,278
Chemicals
Zeneca Wilmington, Inc.
  40,000,000             4.82                     07/21/1999                       39,892,889
Commercial Banks
CP Trust Certificates Series 1996-1
  51,000,000             5.09                     07/01/1999                       51,000,000
CP Trust Certificates Series 1996-2
  75,000,000             5.14                     07/01/1999                       75,000,000
Communications
Telstra Corp Ltd.
  30,000,000             4.81                     07/26/1999                       29,899,792
Insurance
Prudential Funding Corp.
  40,000,000             4.85                     11/08/1999                       39,299,444
Receivable/Asset Financings
Asset Portfolio Funding
  30,000,000             4.85                     07/14/1999                       29,947,458
Atlantis One Funding
  50,000,000             5.12                     07/01/1999                       50,000,000
  40,000,000             4.82                     08/11/1999                       39,780,422
 100,000,000             4.82                     08/23/1999                       99,290,389
  52,578,000             4.85                     08/24/1999                       52,195,495
  70,000,000             4.81                     09/08/1999                       69,354,658
BCI Funding Corp.
  25,000,000             4.82                     08/06/1999                       24,879,500
Blue Ridge Asset Funding(a)
  90,000,000             5.20                     07/20/1999                       89,753,000
Centric Capital Corp.
  36,427,000             4.82                     07/06/1999                       36,402,614

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Receivable/Asset Financings (continued)
Corporate Receivables Corp.
$ 70,000,000             4.82%                    07/20/1999                   $   69,821,928
  50,000,000             4.87                     07/29/1999                       49,810,611
  50,000,000             5.06                     08/23/1999                       49,627,528
Edison Asset Securitization Corp.
  15,000,000             4.82                     07/09/1999                       14,983,933
  90,000,000             4.83                     07/22/1999                       89,746,425
 100,000,000             4.87                     07/29/1999                       99,621,222
  25,000,000             5.12                     08/19/1999                       24,825,778
  30,000,000             4.86                     09/15/1999                       29,692,200
Eureka Securities
  50,000,000             4.87                     07/27/1999                       49,824,139
General Electric Financial Assurances Corp.
  50,000,000             5.75                     07/01/1999                       50,000,000
Generale Funding LLC
  25,000,000             4.82                     08/11/1999                       24,862,764
Grand Funding Corp.
  45,324,000             4.83                     07/14/1999                       45,244,947
  40,000,000             4.82                     07/15/1999                       39,925,022
  97,500,000             4.87                     07/23/1999                       97,209,829
  25,000,000             4.88                     07/23/1999                       24,925,444
  25,069,000             5.09                     08/23/1999                       24,881,143
International Securitization Corp.
  47,430,000             4.83                     08/11/1999                       47,169,095
Intrepid Funding Notes
  37,364,000             4.84                     08/05/1999                       37,188,182
Prefco, Inc.
  25,000,000             4.80                     07/07/1999                       24,980,000
Rose One Plus
  50,000,000             4.82                     07/12/1999                       49,926,361
  59,610,000             4.83                     07/13/1999                       59,514,028
  42,807,000             4.78                     07/21/1999                       42,693,324
  23,716,000             4.83                     07/23/1999                       23,645,998
  40,588,000             4.82                     07/27/1999                       40,446,709
WCP Funding Corp.
  40,000,000             4.82                     07/21/1999                       39,892,889
  30,000,000             4.82                     08/12/1999                       29,831,300
Westpac Capital Corp.
  40,000,000             4.85                     07/19/1999                       39,903,000
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
 100,000,000             5.72                     07/01/1999                      100,000,000
  50,000,000             4.82                     07/12/1999                       49,926,361
J.P. Morgan & Co., Inc.
  50,000,000             4.82                     07/12/1999                       49,926,361

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Security and Commodity Brokers, Dealers and Services (continued)
Salomon Smith Barney Holdings, Inc.
$ 50,000,000             4.82%                    07/09/1999                   $   49,946,444
---------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                               $2,747,160,933
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--1.8%
C.S. First Boston Corp.
$ 55,000,000             5.15%                    02/17/2000                   $   55,000,000
Keybank, N.A.
  25,000,000             5.65                     06/26/2000                       24,983,418
NationsBank Corp.
  50,000,000             4.96                     11/18/1999                       49,996,298
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $  129,979,716
---------------------------------------------------------------------------------------------
Certificate of Deposit--0.9%
First National Bank of Maryland
$ 60,000,000             4.99%                    01/25/2000                   $   59,990,104
---------------------------------------------------------------------------------------------
Total Certificate of Deposit                                                   $   59,990,104
---------------------------------------------------------------------------------------------
Certificate of Deposit--Eurodollar--0.7%
Barclays Bank, New York(a)
$ 50,000,000             5.18%                    09/07/1999                   $   50,000,867
---------------------------------------------------------------------------------------------
Total Certificate of Deposit--Eurodollar                                       $   50,000,867
---------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar--6.2%
Bank Austria, New York
$ 50,000,000             5.08%                    12/30/1999                   $   49,997,596
Commerzbank, New York
  20,000,000             5.01                     01/10/2000                       19,993,883
  65,000,000             5.00                     02/02/2000                       64,992,578
  50,000,000             5.05                     02/08/2000                       49,991,203
  30,000,000             5.06                     02/09/2000                       29,983,064
Deutsche Bank, New York
  25,000,000             5.02                     01/12/2000                       24,996,135
  35,000,000             5.25                     05/18/2000                       34,985,148
Royal Bank of Canada, New York(a)
  45,000,000             5.70                     07/03/2000                       44,978,275
Toronto Dominion Bank, New York
  25,000,000             5.10                     12/29/1999                       25,000,598
  45,000,000             5.18                     02/29/2000                       44,985,583

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar (continued)
UBS, New York
$ 50,000,000             5.20%                    02/29/2000                   $   49,990,389
---------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankeedollar                                    $  439,894,452
---------------------------------------------------------------------------------------------
Taxable Municipal Notes--0.8%
Florida Housing Finance Authority
$ 27,700,000             5.21%                    07/01/1999                   $   27,700,000
Illinois Health & Education Facilities Authority for Elmhurst Memorial
 Series 1998 B
  29,400,000             5.25                     07/01/1999                       29,400,000
---------------------------------------------------------------------------------------------
Total Taxable Municipal Notes                                                  $   57,100,000
---------------------------------------------------------------------------------------------
Time Deposits--11.7%
Keybank, N.A.
$100,000,000             5.50%                    07/01/1999                   $  100,000,000
Landesbank Hessen-Thuringen Girozentrale
 127,200,000             5.88                     07/01/1999                      127,200,000
Societe Generale
 200,000,000             5.81                     07/01/1999                      200,000,000
Southtrust Bank of Alabama, N.A.(b)
 150,000,000             5.88                     07/01/1999                      150,000,000
Suntrust Bank of Atlanta, N.A.
 250,000,000             5.63                     07/01/1999                      250,000,000
---------------------------------------------------------------------------------------------
Total Time Deposits                                                            $  827,200,000
---------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--1.3%
Federal Home Loan Bank
 $20,000,000             5.10%                    05/17/2000                   $   19,984,810
Federal National Mortgage Association
  50,000,000             5.00                     05/05/2000                       49,951,033
  22,000,000             5.56                     07/24/2000                       21,989,843
---------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                       $   91,925,686
---------------------------------------------------------------------------------------------
Variable Rate Obligations(c)--40.0%
Abbey National Treasury Services
$115,000,000             4.85%                    07/20/1999                   $  114,995,065
Allmerica Funding
  25,000,000             5.07                     08/08/1999                       25,000,000
Associates Corp. of North America
 100,000,000             4.90                     07/20/1999                       99,946,683
Banca CRT Financial Corp.
  20,000,000             4.95                     07/01/1999                       20,000,000
  25,000,000             4.85                     07/02/1999                       24,999,968

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Bank of Western Australia
$ 15,000,000             5.00%                    08/10/1999                   $   14,999,510
Bayerische Hypo-Vereins
  75,000,000             4.88                     07/13/1999                       74,973,888
  50,000,000             4.91                     07/15/1999                       49,978,446
 100,000,000             5.01                     07/26/1999                       99,959,700
Bayerische Landesbank
  50,000,000             4.84                     07/12/1999                       49,972,916
  75,000,000             4.85                     07/22/1999                       74,996,613
Bos, International (Australia) Ltd.
  75,000,000             5.05                     08/26/1999                       75,001,775
C.S. First Boston Corp.
  40,000,000             5.15                     07/07/1999                       40,000,000
Chase Manhattan Corp.
  45,000,000             4.96                     07/01/1999                       44,995,486
  85,000,000             5.00                     07/26/1999                       84,950,870
Ciesco, Inc.
  25,000,000             4.93                     07/06/1999                       25,000,000
Comerica Bank Detroit
  55,000,000             4.88                     07/02/1999                       54,990,418
  35,000,000             4.88                     07/19/1999                       34,998,981
DaimlerChrysler N.A. Corp.(a)
 100,000,000             5.06                     08/06/1999                       99,879,519
Den Danske Bank Corp.
  20,000,000             4.84                     07/02/1999                       19,999,973
  50,000,000             5.02                     07/26/1999                       49,986,904
First Union Corp.
  75,000,000             4.91                     07/02/1999                       75,000,000
  35,000,000             5.02                     07/21/1999                       35,000,000
  80,000,000             4.97                     08/18/1999                       80,000,000
Fleet National Bank
  40,000,000             5.07                     07/01/1999                       39,983,073
  50,000,000             5.08                     07/01/1999                       49,989,650
General Electric Capital Corp.
  80,000,000             4.95                     07/12/1999                       80,000,000
Halifax PLC
  40,000,000             5.10                     09/10/1999                       40,002,960
J.P. Morgan & Co., Inc.
  40,000,000             4.95                     07/06/1999                       40,000,943
  75,000,000             4.84                     07/07/1999                       74,999,281
  50,000,000             5.02                     09/02/1999                       50,002,471
Keybank, N.A.
  50,000,000             4.98                     07/30/1999                       50,004,916

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost

-------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Merrill Lynch & Co., Inc.
$115,000,000            4.91%                  07/06/1999                 $  115,000,000
  25,000,000            5.00                   07/22/1999                     24,998,384
  25,000,000            5.07                   07/26/1999                     25,012,930
  25,000,000            5.13                   07/28/1999                     24,998,555
  25,000,000            5.01                   09/24/1999                     25,003,313
National Rural Utilities Corp.
  25,000,000            4.97                   08/25/1999                     25,000,000
New York Life Insurance Co.
  40,000,000            5.08                   09/01/1999                     40,000,000
  25,000,000            5.15                   09/20/1999                     25,000,000
Northern Rock PLC
 100,000,000            5.11                   09/14/1999                    100,000,000
PNC Bank, N.A.
  50,000,000            4.81                   07/01/1999                     50,000,000
 100,000,000            4.82                   07/06/1999                     99,993,978
SMM Trust Series 1998-A
  40,000,000            5.26                   09/16/1999                     40,000,000
Societe Generale, New York
 100,000,000            4.87                   07/06/1999                     99,953,503
Southtrust Bank of Alabama, N.A.
  50,000,000            4.87                   07/08/1999                     49,986,096
  20,000,000            4.89                   07/28/1999                     19,981,600
SunAmerica Life Insurance Co.
  50,000,000            4.98                   07/01/1999                     50,000,000
U.S. Bank, N.A.
  50,000,000            4.88                   07/21/1999                     49,968,325
Wells Fargo & Co.
 100,000,000            4.99                   09/10/1999                     99,962,662
  30,000,000            5.12                   09/20/1999                     29,999,360
Westpac Banking Corp.
  50,000,000            4.88                   08/03/1999                     49,998,005
-------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                           $2,839,466,720
-------------------------------------------------------------------------------------------
Repurchase Agreement--2.0%
Joint Repurchase Agreement Account(b)
$143,700,000            4.85%                  07/01/1999                 $  143,700,000
-------------------------------------------------------------------------------------------
Total Repurchase Agreement                                                $  143,700,000
-------------------------------------------------------------------------------------------
Total Investments                                                         $7,386,418,478(d)
-------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Money Market Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
(a) Forward commitments.
(b) A portion of this security is segregated for forward commitments.
(c) Variable rate security-base index is either Federal Funds, LIBOR, or Prime lending rate.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Premium Money Market Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--34.5%
Bank Holding Companies
Generale Bank, Inc.
$17,700,000              4.82%                      07/19/1999                     $ 17,657,343
Chemicals
Zeneca Wilmington, Inc.
 18,135,000              4.81                       07/21/1999                       18,086,539
Insurance
Prudential Funding Corp.
 15,000,000              4.75                       07/13/1999                       14,976,250
Receivable/Asset Financings
Asset Portfolio Funding
  9,436,000              4.83                       07/16/1999                        9,417,010
Atlantis One Funding
 15,000,000              5.12                       07/01/1999                       15,000,000
BCI Funding Corp.
 15,000,000              4.82                       07/09/1999                       14,983,933
Centric Capital Corp.
 15,000,000              4.82                       07/06/1999                       14,989,959
Corporate Receivables Corp.
 15,000,000              4.82                       07/20/1999                       14,961,842
Dakota Certificates of Standard Credit Card Master Trust
 15,000,000              4.82                       07/28/1999                       14,945,775
Edison Asset Securitization Corp.
 10,000,000              4.83                       07/22/1999                        9,971,825
 10,885,000              4.79                       07/30/1999                       10,842,999
International Securitization Corp.
 20,000,000              4.82                       07/08/1999                       19,981,256
Intrepid Funding Notes
 15,000,000              4.81                       07/22/1999                       14,957,913
WCP Funding Corp.
 15,000,000              4.81                       07/14/1999                       14,973,946
Security and Commodity Brokers, Dealers and Services
C.S. First Boston Corp.
 10,000,000              4.82                       07/20/1999                        9,974,561
Salomon Smith Barney Holdings, Inc.
 10,000,000              4.82                       07/22/1999                        9,971,883
-----------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                                   $225,693,034
-----------------------------------------------------------------------------------------------

 Principal              Interest                        Maturity                         Amortized
  Amount                  Rate                            Date                             Cost
---------------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--3.1%
CIT Group Holdings, Inc.
$ 5,000,000               6.40%                        01/28/2000                       $ 5,036,326
First National Bank of Maryland
 10,000,000               5.09                         01/13/2000                         9,998,965
Huntington National Bank
  5,000,000               4.98                         01/11/2000                         4,999,487
---------------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                                        $20,034,778
---------------------------------------------------------------------------------------------------
Certificate of Deposit--1.5%
Chase Manhattan Corp.
$10,000,000               4.87%                        07/21/1999                       $10,000,000
---------------------------------------------------------------------------------------------------
Total Certificate of Deposit                                                            $10,000,000
---------------------------------------------------------------------------------------------------
Time Deposit--4.6%
Societe Generale, New York
$30,000,000               4.88%                        07/01/1999                       $30,000,000
---------------------------------------------------------------------------------------------------
Total Time Deposit                                                                      $30,000,000
---------------------------------------------------------------------------------------------------
U.S. Government Agency Obligation--1.2%
World Bank
$ 8,000,000               7.13%                        09/27/1999                       $ 8,036,876
---------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligation                                                 $ 8,036,876
---------------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--16.4%
BankAmerica Corp.
$ 6,000,000               5.04%                        07/15/1999                       $ 6,001,602
C.S. First Boston Corp.
 10,000,000               5.15                         07/07/1999                        10,000,000
Citigroup, Inc.
  5,000,000               5.14                         09/17/1999                         5,000,000
Comerica Bank Detroit
  5,000,000               4.88                         07/02/1999                         4,999,129
First Union Corp.
  2,000,000               5.15                         07/01/1999                         1,999,456
Fleet National Bank
 10,000,000               5.08                         07/01/1999                         9,997,930
IBM Corp.
 10,000,000               4.83                         08/12/1999                         9,998,808
J.P. Morgan & Co., Inc.
 12,050,000               4.84                         07/07/1999                        12,049,836

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Premium Money Market Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal            Interest                    Maturity                     Amortized
  Amount                Rate                        Date                          Cost
---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Merrill Lynch & Co., Inc.
$ 5,000,000             4.90%                    07/13/1999                   $  4,999,941
National Rural Utilities Corp.
  5,000,000             4.97                     08/25/1999                      5,000,000
PepsiCo, Inc.
 10,000,000             4.84                     08/19/1999                      9,998,485
PNC Bank, N.A.
  5,000,000             4.82                     07/06/1999                      4,999,699
  5,000,000             5.02                     07/27/1999                      4,999,733
SMM Trust Series 1998-A
  2,000,000             5.26                     09/16/1999                      2,000,000
U.S. Bank, N.A.
 10,000,000             4.89                     07/08/1999                      9,999,467
Westpac Banking Corp.
  5,000,000             4.88                     08/03/1999                      4,999,800
---------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                               $107,043,886
---------------------------------------------------------------------------------------------
Repurchase Agreements--38.9%
ABN/AMRO, Inc.(b)
$25,000,000             5.30%                    07/01/1999                   $ 25,000,000
Bear Stearns Companies, Inc.(b)
 25,000,000             5.00                     07/01/1999                     25,000,000
Goldman, Sachs & Co.(b)
 10,000,000             4.90                     07/01/1999                     10,000,000
Joint Repurchase Agreement Account
 93,400,000             4.85                     07/01/1999                     93,400,000
Lehman Brothers, Inc.(b)
 26,300,000             4.83                     07/01/1999                     26,300,000
 25,000,000             5.00                     07/01/1999                     25,000,000
Salomon Smith Barney, Inc.(b)
 25,000,000             5.10                     07/01/1999                     25,000,000
SBC Warburg Dillon Read Corp.(b)
 25,000,000             4.80                     07/01/1999                     25,000,000
---------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                   $254,700,000
---------------------------------------------------------------------------------------------
Total Investments                                                             $655,508,574(c)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either Federal Funds or LIBOR.
(b) At June 30, 1999, these agreements were fully collateralized by U.S. Treasury and Federal Agency obligations.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Obligations Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

  Principal             Interest                   Maturity                    Amortized
    Amount                Rate                       Date                         Cost
-------------------------------------------------------------------------------------------
U.S. Treasury Obligations--16.7%
United States Treasury Notes
 $  50,000,000            7.75%                   11/30/1999                 $   50,616,266
   254,000,000            6.38                    01/15/2000                    255,876,383
   100,000,000            5.38                    01/31/2000                    100,362,335
    52,000,000            7.75                    01/31/2000                     52,887,254
    43,000,000            5.88                    02/15/2000                     43,264,909
    60,000,000            8.50                    02/15/2000                     61,403,296
    40,000,000            7.13                    02/29/2000                     40,591,721
    25,000,000            5.50                    05/31/2000                     25,119,116
    26,000,000            6.13(a)                 07/31/2000                     26,201,094
-------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                              $  656,322,374
-------------------------------------------------------------------------------------------
Repurchase Agreements--83.9%
ABN/AMRO, Inc.(b)
$  175,000,000            4.90%                   07/01/1999                 $  175,000,000
Bear Stearns Companies, Inc.(b)
   172,000,000            4.80                    07/01/1999                    172,000,000
C.S. First Boston Corp.(b)
    95,000,000            4.69                    07/12/1999                     95,000,000
Deutsche Bank(b)
   172,000,000            4.95                    07/01/1999                    172,000,000
Donaldson, Lufkin & Jenrette, Inc.(b)
    42,000,000            4.75                    08/11/1999                     42,000,000
Goldman, Sachs & Co.(b)
   220,000,000            4.90                    07/01/1999                    220,000,000
Joint Repurchase Agreement Account(c)
 1,476,000,000            4.85                    07/01/1999                  1,476,000,000
J.P. Morgan Securities, Inc.(b)
   175,000,000            4.90                    07/01/1999                    175,000,000
Lehman Brothers, Inc.(b)
    50,000,000            4.83                    07/01/1999                     50,000,000
   100,000,000            4.85                    07/01/1999                    100,000,000
Merrill Lynch Government Securities, Inc.(b)
   175,000,000            5.00                    07/01/1999                    175,000,000
Morgan Stanley Dean Witter & Co.(b)
    62,000,000            4.95                    07/01/1999                     62,000,000
   115,000,000            4.69                    07/12/1999                    115,000,000
Salomon Smith Barney, Inc.(b)
   180,000,000            4.80                    07/08/1999                    180,000,000

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost
-------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
SBC Warburg Dillon Read Corp.(b)
$ 60,300,000            4.80%                  07/01/1999                 $   60,300,000
  25,000,000            4.85                   07/01/1999                     25,000,000
-------------------------------------------------------------------------------------------
Total Repurchase Agreements                                               $3,294,300,000
-------------------------------------------------------------------------------------------
Total Investments                                                         $3,950,622,374(d)
-------------------------------------------------------------------------------------------

(a) Forward commitment.
(b) At June 30, 1999, these agreements were fully collateralized by U.S. Treasury obligations.
(c) A portion of this security is segregated for forward commitments.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Treasury Instruments Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal            Interest                    Maturity                     Amortized
  Amount                Rate                        Date                          Cost
---------------------------------------------------------------------------------------------
U.S. Treasury Obligations--98.6%
United States Treasury Bills
$ 1,700,000             4.42%                    07/15/1999                   $  1,697,081
 52,400,000             4.18                     07/29/1999                     52,229,642
  2,000,000             4.26                     08/12/1999                      1,990,071
 20,279,000             4.70                     08/15/1999                     20,159,748
  1,700,000             4.51                     08/26/1999                      1,688,073
  3,100,000             4.50                     09/16/1999                      3,070,163
United States Treasury Notes
 60,000,000             5.88                     07/31/1999                     60,061,773
 85,000,000             6.88                     07/31/1999                     85,160,957
 75,000,000             6.00                     08/15/1999                     75,108,960
---------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                               $301,166,468
---------------------------------------------------------------------------------------------
Total Investments                                                             $301,166,468(a)
---------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate or annualized discounted yield on date of purchase for discounted securities.

The percentage shown for each category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Government Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                      Amortized
   Amount                Rate                          Date                           Cost
-----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--58.4%
Federal Farm Credit Bank
$ 50,000,000             4.76%(a)                   07/10/1999                   $   49,983,064
  70,000,000             4.79(a)                    07/11/1999                       69,991,542
  48,000,000             4.76                       01/18/2000                       47,953,542
Federal Home Loan Bank
  70,000,000             4.96(a)                    07/01/1999                       69,972,459
 175,000,000             4.76(a)                    07/01/1999                      174,979,796
 125,000,000             4.80(a)                    07/11/1999                      124,954,158
  38,045,000             5.52                       08/12/1999                       38,071,183
  75,000,000             4.78(a)                    08/12/1999                       74,944,959
  30,000,000             4.90                       01/14/2000                       29,997,470
  50,000,000             4.80                       01/26/2000                       49,970,511
  38,000,000             4.79                       02/04/2000                       37,974,467
  17,000,000             5.04                       02/25/2000                       16,992,987
  25,000,000             5.02                       05/12/2000                       24,962,119
Federal Home Loan Mortgage Corp.
 150,000,000             4.82(a)                    07/18/1999                      149,986,389
 100,000,000             4.83(a)                    07/18/1999                       99,929,617
  50,000,000             4.82(a)                    07/20/1999                       49,971,335
  50,000,000             4.86(a)                    07/22/1999                       49,980,750
 100,000,000             4.71                       08/13/1999                       99,437,417
  70,000,000             5.02                       09/23/1999                       69,180,067
Federal National Mortgage Association
  44,495,000             4.74                       07/09/1999                       44,448,132
  55,000,000             4.74                       07/12/1999                       54,920,342
 125,000,000             5.18(a)                    07/15/1999                      124,949,775
  50,000,000             4.77(a)                    07/23/1999                       49,997,633
  25,000,000             4.79(a)                    08/10/1999                       24,987,131
  70,000,000             4.78                       11/30/1999                       69,987,744
  25,890,000             4.72                       12/16/1999                       25,879,877
  20,500,000             5.00                       05/05/2000                       20,479,923
  40,000,000             5.05                       05/12/2000                       39,961,666
  31,160,000             5.56                       07/24/2000                       31,148,062
Student Loan Marketing Association(a)
  40,000,000             4.94                       07/01/1999                       39,987,523
 100,000,000             4.77                       07/03/1999                       99,972,397
-----------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                         $1,955,954,037
-----------------------------------------------------------------------------------------------
Repurchase Agreements--41.6%
ABN/AMRO, Inc.(b)
$145,000,000             5.30%                      07/01/1999                   $  145,000,000
Banc of America Securities(b)
 150,000,000             5.05                       07/01/1999                      150,000,000
Goldman, Sachs & Co.(b)
  75,000,000             4.90                       07/01/1999                       75,000,000

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost
-------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Joint Repurchase Agreement Account
$354,300,000            4.85%                  07/01/1999                 $  354,300,000
Joint Repurchase Agreement Account II
 330,000,000            5.13                   07/01/1999                    330,000,000
Lehman Brothers, Inc.(b)
  88,100,000            4.83                   07/01/1999                     88,100,000
Merrill Lynch Government Securities, Inc.(b)
  50,000,000            4.90                   07/01/1999                     50,000,000
Salomon Smith Barney, Inc.(b)
 150,000,000            5.10                   07/01/1999                    150,000,000
SBC Warburg Dillon Read Corp.(b)
  50,000,000            4.80                   07/01/1999                     50,000,000
-------------------------------------------------------------------------------------------
Total Repurchase Agreements                                               $1,392,400,000
-------------------------------------------------------------------------------------------
Total Investments                                                         $3,348,354,037(c)
-------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds or LIBOR.
(b) At June 30, 1999, these agreements were fully collateralized by U.S. Treasury and Federal Agency obligations.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Federal Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity
   Amount                Rate                         Date                      Amortized Cost
----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--99.9%
Federal Farm Credit Bank
$100,000,000           4.72%(a)                    07/01/1999                   $   99,993,392
  34,000,000           4.74(a)                     07/01/1999                       33,988,893
  17,000,000           4.77                        07/01/1999                       17,000,000
  35,000,000           4.80(a)                     07/01/1999                       35,000,000
  40,000,000           4.93(a)                     07/01/1999                       39,987,649
  35,000,000           4.95(a)                     07/01/1999                       34,987,091
  60,000,000           5.06(a)                     07/01/1999                       60,000,000
 245,400,000           4.69(a)                     07/01/1999                      245,400,000
  49,196,000           4.77                        07/01/1999                       49,163,408
  75,000,000           4.76(a)                     07/10/1999                       74,974,596
  20,000,000           4.68                        07/12/1999                       19,971,400
  50,000,000           4.79(a)                     07/13/1999                       50,000,000
  60,000,000           4.82(a)                     07/15/1999                       60,000,000
   5,800,000           4.78                        07/20/1999                        5,785,368
 100,000,000           4.85                        07/22/1999                       99,717,083
  90,000,000           4.82(a)                     07/23/1999                       89,995,721
  25,000,000           4.86(a)                     07/23/1999                       24,991,097
  75,000,000           4.82                        07/27/1999                       74,738,917
  50,000,000           5.50                        09/01/1999                       50,023,396
   6,700,000           5.05                        09/23/1999                        6,621,052
   7,500,000           4.75                        12/01/1999                        7,495,982
  58,000,000           4.76                        01/18/2000                       57,969,676
Federal Home Loan Bank
  32,300,000           4.47                        07/01/1999                       32,300,000
  75,000,000           4.91(a)                     07/01/1999                       74,981,534
  50,000,000           4.96(a)                     07/01/1999                       49,980,328
   4,879,000           4.74                        07/02/1999                        4,878,358
  23,243,000           4.70                        07/07/1999                       23,224,793
 125,000,000           5.20(a)                     07/07/1999                      124,962,572
 100,000,000           4.77(a)                     07/08/1999                       99,990,548
  50,000,000           4.70                        07/09/1999                       49,947,777
 125,000,000           4.80(a)                     07/11/1999                      124,954,158
  46,555,000           4.69                        07/14/1999                       46,476,154
 153,725,000           4.86                        07/14/1999                      153,455,490
  97,500,000           4.85                        07/16/1999                       97,302,969
  30,000,000           4.90                        07/21/1999                       29,918,333
  75,000,000           4.99                        07/21/1999                       74,792,292
  41,400,000           4.99                        07/23/1999                       41,273,753
  43,000,000           4.87                        07/30/1999                       42,831,309
  65,390,000           4.73                        08/04/1999                       65,098,197
  54,330,000           4.73                        08/06/1999                       54,073,019
  18,533,000           4.90                        08/13/1999                       18,424,530
  50,600,000           4.90                        08/18/1999                       50,269,413
   2,200,000           4.92                        08/18/1999                        2,185,568

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost
-------------------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$ 25,000,000          4.90%                    01/14/2000                 $   24,997,892
  65,000,000          4.80                     01/26/2000                     64,961,664
  75,000,000          4.79                     02/04/2000                     74,949,606
  35,000,000          4.95                     02/17/2000                     34,988,149
  25,000,000          5.15                     03/08/2000                     24,993,400
  45,000,000          5.10                     05/17/2000                     44,973,408
  25,000,000          5.26                     05/26/2000                     24,995,650
Student Loan Marketing Association
  60,000,000          4.94(a)                  07/01/1999                     59,981,284
 100,000,000          4.77(a)                  07/03/1999                     99,972,397
  15,300,000          4.80                     07/06/1999                     15,289,800
  41,200,000          5.48(a)                  07/07/1999                     41,207,273
  65,000,000          5.54(a)                  07/07/1999                     64,983,072
  75,000,000          4.82(a)                  07/15/1999                     75,000,000
 130,000,000          4.94(a)                  09/15/1999                    129,980,004
  10,000,000          4.94(a)                  09/16/1999                      9,996,185
Tennessee Valley Authority
  13,100,000          4.75                     07/01/1999                     13,100,000
  15,000,000          4.82                     07/22/1999                     14,957,825
-------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                  $3,318,453,425
-------------------------------------------------------------------------------------------
Total Investments                                                         $3,318,453,425(b)

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, Federal Funds, or LIBOR.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Alabama--4.6%
City of Mobile Industrial Development PCRB for Alabama Power Series 1993 A
 (A-1/VMIG1)
$ 5,100,000              3.80%                      07/07/1999                     $    5,100,000
Columbia IDRB for Alabama Power Company Series 1995 B (A-1/VMIG1)
 10,500,000              3.45                       07/01/1999                         10,500,000
Columbia IDRB for Alabama Power Company Series 1996 A (A-1/VMIG1)
  6,000,000              3.45                       07/01/1999                          6,000,000
Columbia IDRB for Alabama Power Company Series 1999 A (A-1/VMIG1)
 10,000,000              3.45                       07/01/1999                         10,000,000
Eutaw City IDB PCRB for Mississippi Power Co. Greene County Plant Project
 Series 1992 (A-1/VMIG1)
  6,550,000              3.85                       07/07/1999                          6,550,000
Eutaw City IDB PCRB for Alabama Power Company Series 1998 (A-1/VMIG1)
  7,700,000              3.45                       07/01/1999                          7,700,000
Gadsden City IDB PCRB for Alabama Power Company Series 1994 (A-1/VMIG1)
  3,500,000              3.50                       07/01/1999                          3,500,000
Homewood City Educational Building Authority Educational Facilities RB for
 Samford University Series 1996 (Bank of Nova Scotia) (A-1+/VMIG1)
 22,600,000              3.45                       07/01/1999                         22,600,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994 (Amsouth
 Bank LOC) (P-1)
  3,625,000              3.75                       07/07/1999                          3,625,000
Montgomery City Special Care RB Series 1994 A (Amsouth Bank) (VMIG1)
  7,900,000              3.65                       07/07/1999                          7,900,000
-------------------------------------------------------------------------------------------------
                                                                                   $   83,475,000
-------------------------------------------------------------------------------------------------
Alaska--1.4%
Valdez Marine Terminal RB for Exxon Corporation Series 1993 A (A-1+/VMIG1)
$18,250,000              3.40%                      07/01/1999                     $   18,250,000
Valdez Marine Terminal RB Series 1994 B (A-1/VMIG1)
  8,200,000              3.45                       07/07/1999                          8,200,000
-------------------------------------------------------------------------------------------------
                                                                                   $   26,450,000
-------------------------------------------------------------------------------------------------
Arizona--0.8%
Tempe VRDN Excise Tax Revenue Obligations Series 1998 (A-1+/VMIG1)
$13,800,000              3.55%                      07/01/1999                     $   13,800,000

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost

---------------------------------------------------------------------------------------------
California--0.4%
City of Long Beach TRANS Series 1998-1999 (SP1+)
$  3,400,000             4.00%                    10/05/1999                   $    3,407,281
Los Angeles County TRANS Series 1999-2000 (SP1/MIG1)(a)
   5,000,000             4.00                     06/30/2000                        5,032,800
---------------------------------------------------------------------------------------------
                                                                               $    8,440,081
---------------------------------------------------------------------------------------------
Colorado--1.7%
Colorado Health Facilities Authority VRDN RB for Catholic Health
 Initiatives Series 1997 B (A-1+/VMIG1)
$ 30,000,000             3.50%                    07/07/1999                   $   30,000,000
---------------------------------------------------------------------------------------------
Florida--2.2%
Florida Local Government Financing Commission Pooled CP Notes Series A
 (First Union National Bank) (A-1/P-1)
$ 17,890,000             3.20%                    09/09/1999                   $   17,890,000
   1,940,000             3.30                     09/09/1999                        1,940,000
Orange County Educational Facilities Authority RB for Rollins College
 Project Series 1999 (NationsBank) (VMIG1)
   8,200,000             3.75                     07/07/1999                        8,200,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series
 1984 H-1 ((NRU LOC)(A-1+/P-1)
   9,880,000             3.55                     07/07/1999                        9,880,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series
 1984 S (NRU LOC) (A-1+/P-1)
   2,555,000             3.55                     07/07/1999                        2,555,000
---------------------------------------------------------------------------------------------
                                                                               $   40,465,000
---------------------------------------------------------------------------------------------
Georgia--12.4%
Bartow County IDA PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
$ 32,600,000             3.45%                    07/01/1999                   $   32,600,000
Burke County IDA Adjustable Tender PCRB for Oglethorpe Power Corp. Series
 1993 A (FGIC) (A-1+/VMIG1)
  32,925,000             3.30                     07/07/1999                       32,925,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
   9,600,000             3.65                     07/01/1999                        9,600,000
Burke County IDA PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
   5,100,000             3.65                     07/01/1999                        5,100,000
Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-
 1+/VMIG1)
   3,175,000             3.30                     07/07/1999                        3,175,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for
 Dekalb Medical Center Series 1993 B (Suntrust Bank) (VMIG1)
   2,030,000             3.75                     07/07/1999                        2,030,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Georgia (continued)
Dekalb County School District TANS Series 1999 (VMIG1)
$15,000,000              2.88%                      12/30/1999                     $   15,000,000
Dekalb Private Hospital Authority VRDN for Childrens Health Care System
 Project Series 1998 B (Suntrust Bank) (VMIG1)
 11,000,000              3.35                       07/07/1999                         11,000,000
Effingham County PCRB for Savannah Electric & Power Company Series 1997 (A-
 1/VMIG1)
  6,170,000              3.65                       07/01/1999                          6,170,000
Fulco Hospital Authority Revenue Anticipation Certificates for Piedmont
 Hospital Project Series 1999 (Suntrust Bank) (A-1+/VMIG1)
 12,000,000              3.75                       07/07/1999                         12,000,000
Georgia Municipal Electric and Gas Project One Subordinated Bonds Series
 1994 E (ABN/AMRO Bank) (A-1+/VMIG1)
  9,380,000              3.50                       07/07/1999                          9,380,000
Georgia Municipal Gas Authority Gas RB for Gas Portfolio II Project Series A
 (C.S. First Boston Corp./Morgan Guaranty Trust Company of New
 York/Bayerische Landesbank Girozentrale/Wachovia Bank/ABN/AMRO Bank) (A-1+)
  6,840,000              3.30                       07/07/1999                          6,840,000
Georgia Municipal Gas Authority RB for Agency Project Series B (C.S. First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia
 Bank/ABN/AMRO Bank) (A-1+)
  9,625,000              3.50                       07/07/1999                          9,625,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank) (A-1+)
 41,465,000              3.30                       07/07/1999                         41,465,000
Georgia Municipal Gas Authority RB Series A (C.S. First Boston/Morgan
 Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank/ABN/AMRO Bank)
 (A-1+)
  6,405,000              3.50                       07/07/1999                          6,405,000
Monroe County IDA PCRB for Georgia Power Co. Second Series 1995 (A-1/VMIG1)
 12,400,000              3.50                       07/01/1999                         12,400,000
Municipal Electric Authority of Georgia Subordinate General Resolution Bonds
 Series 1985 B (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
  9,500,000              3.35                       07/07/1999                          9,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $  225,215,000
-------------------------------------------------------------------------------------------------
Idaho--0.4%
State of Idaho TANS Series 1999 (SP1+/VMIG1)(a)
$ 6,500,000              4.25%                      06/30/2000                     $    6,553,235

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Illinois--11.8%
Chicago City RB for Chicago Midway Airport Series 1996A Societe Generale
 Trustor Municipal Securities Trust Receipts (MBIA) (A-1+)
$ 7,540,000              3.77%                      07/07/1999                     $    7,540,000
Cook County GO VRDN Series 1996 (A-1+/VMIG1)
 33,100,000              3.45                       07/07/1999                         33,100,000
Illinois Health Facilities Authority VRDN Adjustable RB for Evanston
 Northwestern Health Care Corp. Series 1998 (A-1+/VMIG1)
 15,000,000              3.25                       05/31/2000                         15,000,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 System Series 1998 A (VMIG1)
 37,885,000              3.50                       07/01/1999                         37,885,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Systems Series 1993 B (VMIG1)
 23,300,000              3.50                       07/01/1999                         23,300,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1997 (A-1+/VMIG1)
 10,800,000              3.65                       07/07/1999                         10,800,000
Illinois Health Facilities Authority VRDN for Resurrection Health Care
 Series 1993 (VMIG1)
 22,700,000              3.45                       07/01/1999                         22,700,000
Illinois Health Facilities Authority VRDN RB for Northwest Community
 Hospital Series 1995 (A-1+/VMIG1)
  4,800,000              3.65                       07/07/1999                          4,800,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 C (The First National Bank of Chicago) (A-
 1+/VMIG1)
 20,200,000              3.65                       07/07/1999                         20,200,000
Illinois Health Facility Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 D (The First National Bank of Chicago) (A-
 1+/VMIG1)
 21,000,000              3.65                       07/01/1999                         21,000,000
Illinois State GO Eagle Tax Exempt Trust Series 1995 C Class A COPS (FGIC)
 (A-1)
 14,850,000              3.69                       07/07/1999                         14,850,000
Village of Sauget VRDN PCRB for Monsanto Project Series 1992 (P-1)
  1,000,000              3.65                       07/07/1999                          1,000,000
Village of Sauget VRDN PCRB for Monsanto Project Series 1993 (P-1)
  1,900,000              3.65                       07/07/1999                          1,900,000
-------------------------------------------------------------------------------------------------
                                                                                   $  214,075,000
-------------------------------------------------------------------------------------------------
Indiana--2.9%
Fort Wayne City Hospital Authority VRDN for Parkview Memorial Hospital
 Series 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000              3.50%                      07/07/1999                     $    1,600,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Indiana (continued)
Indiana Health Facility Authority Variable Rate Hospital RB for Daughters of
 Charity National Health System Series 1997 E (A-1+/VMIG1)
$29,640,000              3.35%                      07/07/1999                     $   29,640,000
Indiana Hospital Equipment Financing Authority VRDN Series 1985 A (CIBC) (A-
 1+)
  6,950,000              3.55                       07/07/1999                          6,950,000
Princeton City PCRB for PSI Energy, Inc. Project Series 1997 (Morgan
 Guaranty Trust Company of New York) (A-1+/VMIG1)
  7,200,000              3.75                       07/01/1999                          7,200,000
Warrick County PCRB for ALCOA Series 1992 (A-1)
  7,475,000              3.90                       07/07/1999                          7,475,000
-------------------------------------------------------------------------------------------------
                                                                                   $   52,865,000
-------------------------------------------------------------------------------------------------
Iowa--2.3%
Chillicothe City PCRB for Midamerican Energy Co./Midwest Power Systems
 Series 1993 A (A-1/VMIG1)
$ 2,400,000              3.75%                      07/07/1999                     $    2,400,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A (A-1)
  9,100,000              3.70                       07/07/1999                          9,100,000
Louisa County PCRB for Midwest Power Systems, Inc. Series 1994
 (A-1/VMIG1)(b)
 20,000,000              3.70                       07/07/1999                         20,000,000
Salix City PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993
 (A-1/VMIG1)
 10,900,000              3.75                       07/07/1999                         10,900,000
-------------------------------------------------------------------------------------------------
                                                                                   $   42,400,000
-------------------------------------------------------------------------------------------------
Kentucky--3.4%
Calvert PCRB for Air Products and Chemicals, Inc. Project Series 1993 A (A-
 1)
$ 3,000,000              3.70%                      07/07/1999                     $    3,000,000
Kentucky Asset/Liability Commission TRAN Series 1999A (SP1+/VMIG1)(a)
 25,000,000              4.25                       06/28/2000                         25,209,750
Kentucky Economic Development Financing Authority Adjustable Rate Hospital
 Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 D
 (MBIA) (A-1+/VMIG1)
 11,308,000              3.35                       07/07/1999                         11,308,000
Kentucky Turnpike Authority Resource Recovery Road Refunding RB Series 1987
 A Trust Receipts, Series 1997 (FSA) (A-1+/VMIG1)
 18,165,000              3.60                       07/07/1999                         18,165,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Kentucky (continued)
Trimble County PCRB For Louisville Gas And Electric Co. Series 1996 A (A-
 1/VMIG1)
$ 4,000,000              3.15%                      07/29/1999                     $    4,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   61,682,750
-------------------------------------------------------------------------------------------------
Louisiana--1.0%
Calcasieu Parish VRDN for Olin Corp. Series 1993 B (Wachovia Bank) (A-1+)
$ 5,500,000              3.75%                      07/01/1999                     $    5,500,000
Louisiana Offshore Terminal Authority Deepwater Port First Stage Series 1992
 A (Suntrust Bank) (A-1+)
 11,970,000              3.40                       07/01/1999                         11,970,000
-------------------------------------------------------------------------------------------------
                                                                                   $   17,470,000
-------------------------------------------------------------------------------------------------
Maryland--2.8%
Baltimore County Metropolitan District CP BANS Series 1995 (A-1+/P-1)
$10,000,000              3.20%                      09/09/1999                     $   10,000,000
Maryland State & Local Loan of 1998 GO Puttable Floating Option Tax-Exempt
 Securities Receipts Series 1 (A-1+)
 29,665,000              3.77                       07/07/1999                         29,665,000
Washington Suburban Sanitary District GO VRDN Series 1998 (A-1+/VMIG1)
 10,300,000              3.45                       07/07/1999                         10,300,000
-------------------------------------------------------------------------------------------------
                                                                                   $   49,965,000
-------------------------------------------------------------------------------------------------
Massachusetts--5.7%
Commonwealth of Massachusetts GO Refunding Bonds Series 1994 A (AA-/AA3)
$ 5,000,000              5.50%                      07/01/1999                     $    5,000,000
Commonwealth of Massachusetts GO Refunding Bonds Series 1997 A (AA-/AA3)
  9,485,000              4.50                       08/01/1999                          9,497,600
Commonwealth of Massachusetts GO Refunding Bonds Series 1998 A (A-1+/VMIG1)
 40,000,000              3.60                       07/01/1999                         40,000,000
Massachusetts Health & Education Authority RB for Harvard University Series
 I (A-1+/VMIG1)
 26,900,000              3.70                       07/01/1999                         26,900,000
Massachusetts Health & Education Facility Authority for Harvard University
 Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+)
 10,000,000              3.69                       07/07/1999                         10,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Massachusetts (continued)
Massachusetts Health & Education Facility Authority RB for Harvard
 University Series I (A-1+/VMIG1)
$12,925,000              3.70%                      07/07/1999                     $   12,925,000
-------------------------------------------------------------------------------------------------
                                                                                   $  104,322,600
-------------------------------------------------------------------------------------------------
Michigan--2.1%
Michigan State Building Authority CP Notes Series 2 (CIBC) (A-1+/P-1)
$26,675,000              3.15%                      08/05/1999                     $   26,675,000
Michigan State Trunk Line Fund Series 1998 A--Eagle Tax-Exempt Trust Series
 982202 Class A Certificates (A-1+)
 12,165,000              3.69                       07/07/1999                         12,165,000
-------------------------------------------------------------------------------------------------
                                                                                   $   38,840,000
-------------------------------------------------------------------------------------------------
Minnesota--0.2%
Port Authority of St. Paul VRDN For Weyerhaeuser Project Series 1993 (A-1)
$ 4,000,000              3.70%                      07/01/1999                     $    4,000,000
-------------------------------------------------------------------------------------------------
Mississippi--0.5%
Canton IDRB for Levi Strauss & Co. Series 1995 (Bank of America National
 Trust & Savings Association) (A-1+)
$ 8,400,000              3.45%                      07/07/1999                     $    8,400,000
-------------------------------------------------------------------------------------------------
Missouri--0.1%
Missouri Environmental Improvement & Energy VRDN PCRB for Monsanto Series
 1993 (P-1)
$ 1,500,000              3.60%                      07/07/1999                     $    1,500,000
-------------------------------------------------------------------------------------------------
Nevada--2.6%
Clark County Refunding RB for Nevada Airport System Series 1993 A (MBIA) (A-
 1+/VMIG1)
$47,060,000              3.30%                      07/07/1999                     $   47,060,000
-------------------------------------------------------------------------------------------------
New Mexico--0.7%
New Mexico State TRANS 1999-2000 Series 1999 (SP-1+/VMIG1)(a)
$12,500,000              4.00%                      06/30/2000                     $   12,592,875
-------------------------------------------------------------------------------------------------
New York--5.5%
Long Island Power Authority Electric System Subordinated RB Series 3
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
$22,000,000              3.20%                      07/22/1999                     $   22,000,000
Long Island Power Authority Electric System Subordinated RB Series 4
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
 24,800,000              3.20                       08/25/1999                         24,800,000
 14,000,000              3.15                       08/26/1999                         14,000,000
Nassau County IDA Civic Facility Refunding and Improvement RB for Cold
 Spring Harbor Laboratory Project Series 1999 (A-1+)
 12,100,000              3.35                       07/01/1999                         12,100,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
New York (continued)
New York City GO Bonds Fiscal 1994 Series E (Morgan Guaranty Trust Company
 of New York) (A-1+/VMIG1)
$ 7,000,000              3.50%                      07/01/1999                     $    7,000,000
New York City GO Bonds Series 1994 E (Morgan Guaranty Trust Company of New
 York) (A-1+/VMIG1)
  3,200,000              3.50                       07/01/1999                          3,200,000
New York City Municipal Water & Sewer System RB Series 1995 A (FGIC) (A-
 1+/VMIG1)
  1,600,000              3.55                       07/01/1999                          1,600,000
New York Municipal Water Finance Authority Series 1994 C (FGIC)
 (A-1+/VMIG1)
  1,700,000              3.70                       07/01/1999                          1,700,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series D-2 (First National Bank of Chicago)
 (VMIG1)
  4,800,000              3.45                       07/01/1999                          4,800,000
New York State Environmental Facility Corp. RB Eagle Tax-Exempt Trust Series
 1994 D, Class A COPS (A-1+)
  9,000,000              3.65                       07/07/1999                          9,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $  100,200,000
-------------------------------------------------------------------------------------------------
North Carolina--2.8%
City of Greensboro COPS Series 1998 (A-1+/VMIG1)
$10,000,000              3.65%                      07/01/1999                     $   10,000,000
North Carolina Medical Care Commission Health Care Facilities RB for
 Wakenmed Project Series 1999 (Wachovia Bank) (A-1+)
 17,265,000              3.60                       07/07/1999                         17,265,000
Person County PCRB for Carolina Power & Light Series 1992 A
 (A-1/P-1)
 16,400,000              3.55                       07/07/1999                         16,400,000
Rockingham County Refunding PCRB for Philip Morris Project Series 1992 (A-
 1/P-1)(b)
  7,700,000              3.70                       07/07/1999                          7,700,000
-------------------------------------------------------------------------------------------------
                                                                                   $   51,365,000
-------------------------------------------------------------------------------------------------
Ohio--1.1%
Columbus Electric System Series 1994 RB (Union Bank of Switzerland LOC)
 (VMIG1)(b)
$10,900,000              3.00%                      07/01/1999                     $   10,900,000
Hamilton County Adjustable Rate Hospital Facilities RB for The Health
 Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
  2,500,000              3.35                       07/07/1999                          2,500,000
Ohio State Air Quality Development Authority PCRB for Cincinnati Gas and
 Electric Series 1985 B (Morgan Guaranty Trust Company of New York) (A-1+)
  6,400,000              3.50                       07/01/1999                          6,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $   19,800,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Oklahoma--1.2%
Southeastern Oklahoma IDA Solid Waste Disposal RB for Weyerhaeuser Co. (A-1)
$21,000,000              3.70%                      07/01/1999                     $   21,000,000
-------------------------------------------------------------------------------------------------
Oregon--1.1%
Oregon Veterans Welfare VRDN Series 73 H (A-1+/VMIG1)
$20,000,000              3.45%                      07/07/1999                     $   20,000,000
-------------------------------------------------------------------------------------------------
Pennsylvania--1.7%
City of Philadelphia TRANS Series A 1999-2000 (SP1+/MIG1)(a)
$15,000,000              4.25%                      06/30/2000                     $   15,108,600
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt
 Trust 943804 Class A COPS (AMBAC) (A-1)(b)
 15,030,000              3.69                       07/07/1999                         15,030,000
-------------------------------------------------------------------------------------------------
                                                                                   $   30,138,600
-------------------------------------------------------------------------------------------------
South Carolina--0.7%
Berkeley County Multi-Mode VRDN RB for Bayer Corporation Series 1997 (A-
 1+/VMIG1)
$ 4,500,000              3.80%                      07/01/1999                     $    4,500,000
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (NRU) (A-1+/VMIG1)
  8,425,000              3.55                       07/07/1999                          8,425,000
-------------------------------------------------------------------------------------------------
                                                                                   $   12,925,000
-------------------------------------------------------------------------------------------------
Tennessee--0.1%
Blount County IDB PCRB for Aluminum Company of America Series 1992 (A-1)
$ 2,450,000              3.90%                      07/01/1999                     $    2,450,000
-------------------------------------------------------------------------------------------------
Texas--14.9%
City of Houston GO CP Notes Series A (A-1+/P-1)
$10,000,000              3.20%                      08/19/1999                     $   10,000,000
 10,000,000              3.20                       08/24/1999                         10,000,000
 12,000,000              3.15                       09/15/1999                         12,000,000
  5,000,000              3.30                       10/07/1999                          5,000,000
  7,000,000              3.45                       10/07/1999                          7,000,000
City of San Antonio Electric & Gas System Revenue RB Series 1997 SG 104, SG
 105 (A-1+)
 20,200,000              3.77                       07/07/1999                         20,200,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health
 System RB Series 1998 B (AMBAC) (VMIG1)
 10,100,000              3.30                       07/07/1999                         10,100,000
Coastal Bend Health Facilities Development Corp. RB Series 1997
 (First National Bank of Chicago) (VMIG1)
  1,000,000              3.65                       07/07/1999                          1,000,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Texas (continued)
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
$ 5,300,000              3.65%                      07/07/1999                     $    5,300,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (MBIA) (A-1+/VMIG1)
  3,400,000              3.30                       07/07/1999                          3,400,000
Harris County Health Facilities Development Corp. Unit Priced Demand
 Adjustable RB for St. Luke's Episcopal Hospital Series 1997 A (A-1+)
 11,000,000              3.85                       07/01/1999                         11,000,000
Harris County Toll Road Fixed Rate Series 1994 B (A-1+/VMIG1)
 18,100,000              3.35                       07/07/1999                         18,100,000
Harris County Toll Road VRDN Series 1994 E (A-1+/VMIG1)
 22,900,000              3.35                       07/07/1999                         22,900,000
Harris County Toll Road VRDN Series 1994 F (A-1+/VMIG1)
 13,900,000              3.35                       07/07/1999                         13,900,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
 18,000,000              3.15                       08/17/1999                         18,000,000
 10,000,000              3.10                       08/23/1999                         10,000,000
State of Texas TRANS CP Notes Series 1997 B (A-1+/P-1)
 14,000,000              2.95                       07/28/1999                         14,000,000
 14,000,000              2.95                       08/23/1999                         14,000,000
State of Texas TRANS Series 1998 (SP-1+/VMIG1)
 41,000,000              4.50                       08/31/1999                         41,095,593
Texas Public Finance Authority Tax-Exempt GO CP Notes Series 1993A (A-1+/P-
 1)
  9,250,000              3.45                       02/08/2000                          9,250,000
University of Texas System Revenue Financing System CP Series A (A-1+/P-1)
  6,209,000              3.15                         09/15/99                          6,209,000
Waco Health Facilities Development Corp. Variable Rate RB for Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  4,800,000              3.35                       07/07/1999                          4,800,000
West Side Calhoun County Development Corp. PCRB Series 1985 (A-1+/P-1)
  3,200,000              3.50                       07/01/1999                          3,200,000
-------------------------------------------------------------------------------------------------
                                                                                   $  270,454,593
-------------------------------------------------------------------------------------------------
Utah--6.8%
Central Utah Water Conservancy District GO Limited Tax Refunding Bonds
 Variable Rate Tender Option Bonds Series 1998 E (AMBAC) (A-1+/VMIG1)
$ 5,400,000              3.45%                      07/07/1999                     $    5,400,000
Central Utah Water Conservancy District GO Limited Tax Refunding Bonds
 Variable Rate Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
 15,510,000              3.45                       07/07/1999                         15,510,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
Financial Square Tax-Free Money Market Fund (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost

-------------------------------------------------------------------------------------------------
Utah (continued)
Intermountain Power Agency Variable Rate Power Supply Refunding RB Series E
 (AMBAC) (A-1+/VMIG1)
$16,500,000              3.15%                      07/22/1999                     $   16,500,000
  6,200,000              3.20                       09/16/1999                          6,200,000
Intermountain Power Agency Variable Rate Power Supply Refunding RB Series E
 (AMBAC) (A-1+/VMIG1)
 10,000,000              3.13                       09/15/1999                         10,000,000
State of Utah Adjustable Rate GO Highway Bonds Series 1999 D (A-1+/VMIG1)
 47,500,000              3.60                       07/01/1999                         47,500,000
Utah State Board of Regents Auxiliary and Campus Facilities System RB Series
 1997 A (A-1+/VMIG1)
 22,080,000              3.45                       07/07/1999                         22,080,000
-------------------------------------------------------------------------------------------------
                                                                                   $  123,190,000
-------------------------------------------------------------------------------------------------
Virginia--1.9%
Chesterfield County IDA PCRB for Philip Morris Companies, Inc. Series 1992
 (A-1/P-1)(b)
$14,700,000              3.70%                      07/07/1999                     $   14,700,000
Chesterfield County IDA PCRB For Virginia Electric & Power Series 1985 (A-
 1/VMIG1)
  8,000,000              3.15                       08/13/1999                          8,000,000
Louisa County PCRB For Virginia Electric & Power Series 1984 (A-1/VMIG1)
  1,700,000              3.30                       07/09/1999                          1,700,000
  3,500,000              3.15                       08/04/1999                          3,500,000
Roanoke City IDA VRDN for Carilion Health Systems Series A (A-1/VMIG1)
    100,000              3.50                       07/01/1999                            100,000
Roanoke City IDA VRDN for Carilion Health Systems Series B (A-1/VMIG1)
    200,000              3.50                       07/01/1999                            200,000
York County IDA PCRB For Virginia Electric & Power Series 1985 (A-1/VMIG1)
  5,600,000              3.15                       08/13/1999                          5,600,000
-------------------------------------------------------------------------------------------------
                                                                                   $   33,800,000
-------------------------------------------------------------------------------------------------
Washington--1.1%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series
 97C 4701 Class A Certificates (A-1+)
$ 5,410,000              3.69%                      07/07/1999                     $    5,410,000
King County Sewer Revenue BANS CP Series A (A-1/P-1)
  7,500,000              3.15                       08/16/1999                          7,500,000
  5,000,000              3.30                       10/07/1999                          5,000,000

 Principal            Interest                    Maturity                      Amortized
  Amount                Rate                        Date                           Cost

-----------------------------------------------------------------------------------------------
Washington (continued)
Washington Health Care Facilities Authority VRDN for Fred Hutchinson
 Cancer Research Center Series 1996 (Morgan Guaranty Trust LOC) (VMIG1)
$ 1,500,000             3.60%                    07/01/1999                   $    1,500,000
-----------------------------------------------------------------------------------------------
                                                                              $   19,410,000
-----------------------------------------------------------------------------------------------
Wisconsin--4.0%
City of Milwaukee Short-Term School Order Notes Series 1998 B
 (SP1+/VMIG1)
$48,500,000             4.25%                    08/26/1999                   $   48,551,892
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series 1994 (P-1)
  8,000,000             3.95                     07/07/1999                        8,000,000
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series
 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1)
 10,300,000             3.69                     07/07/1999                       10,300,000
Wisconsin Health & Educational Facilities Authority VRDN for Wheaton
 Franciscan Services Series 1997 (Toronto Dominion Bank) (A-1+/VMIG1)
  6,575,000             3.80                     07/07/1999                        6,575,000
-----------------------------------------------------------------------------------------------
                                                                              $   73,426,892
-----------------------------------------------------------------------------------------------
Total Investments                                                             $1,867,731,626(c)
-----------------------------------------------------------------------------------------------

(a) Forward commitments.
(b) A portion of this security is segregated for forward commitments.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current resent rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------



--------------------------------------------------------------------------------
Investment Abbreviations:

 AMBAC   --Insured by American Municipal Bond Assurance Corp.
 BANS    --Bond Anticipation Notes
 COPS    --Certificates of Participation
 CP      --Commercial Paper
 FGIC    --Insured by Financial Guaranty Insurance Co.
 FSA     --Insured by Financial Security Assistance Co.
 GO      --General Obligation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDRB    --Industrial Development Revenue Bond
 LOC     --Letter of Credit
 MBIA    --Insured by Municipal Bond Investors Assurance
 MF Hsg. --Multi-Family Housing
 NRU     --National Rural Utilities Cooperative Finance Corp.
 PCRB    --Pollution Control Revenue Bond
 RB      --Revenue Bond
 TANS    --Tax Anticipation Note
 TRANS   --Tax Revenue Anticipation Note
 VRDN    --Variable Rate Demand Note
-------------------------------------------------------------



--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------

                                       Prime                         Premium
                                    Obligations     Money Market   Money Market
                                        Fund            Fund           Fund
                                   ---------------------------------------------
Assets:
Investment in securities, at
 value based on amortized cost     $6,143,782,853  $7,386,418,478  $655,508,574
Cash                                       35,477          48,678        22,863
Receivables:
  Investment securities sold                  --              --            --
  Interest                             26,773,780      25,358,919     1,314,707
  Reimbursement from adviser               33,765           5,164        19,346
Deferred organization expenses,
 net                                          --              --            --
Other assets                               99,414          33,880         2,114
--------------------------------------------------------------------------------
  Total assets                      6,170,725,289   7,411,865,119   656,867,604
--------------------------------------------------------------------------------
Liabilities:
Payables:
  Investment securities purchased             --      284,611,664           --
  Income distribution                  24,464,805      27,855,543     2,204,939
  Management fee                          880,437         996,609        87,098
Accrued expenses and other
 liabilities                              545,261         473,513        66,737
--------------------------------------------------------------------------------
  Total liabilities                    25,890,503     313,937,329     2,358,774
--------------------------------------------------------------------------------
Net Assets:
Paid-in capital                     6,144,824,875   7,097,929,619   654,509,235
Accumulated undistributed
 (distributions in excess of) net
 investment income                         10,256             --           (336)
Accumulated net realized gain
 (loss) on
 investment transactions                     (345)         (1,829)          (69)
--------------------------------------------------------------------------------
  Net assets                       $6,144,834,786  $7,097,927,790  $654,508,830
--------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 (net assets/shares outstanding)            $1.00           $1.00         $1.00
--------------------------------------------------------------------------------
Shares outstanding:
FST shares                          4,954,418,547   6,114,785,160   495,636,984
FST Preferred shares                  108,918,106     276,923,949   117,567,464
FST Administration shares             589,732,213     415,667,186    15,937,676
FST Service shares                    491,756,009     290,553,324    25,367,111
--------------------------------------------------------------------------------
Total shares outstanding, $.001
 par value (unlimited number of
 shares authorized)                 6,144,824,875   7,097,929,619   654,509,235
--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Treasury       Treasury                                      Tax-Free
 Obligations    Instruments     Government      Federal       Money Market
     Fund           Fund           Fund           Fund            Fund
----------------------------------------------------------------------------
$3,950,622,374  $301,166,468  $3,348,354,037 $3,318,453,425  $1,867,731,626
        33,167        60,459          23,640         43,425          89,833
           --            --              --             --        3,619,884
    19,355,017     5,564,200      12,421,533     17,286,083      12,150,099
        52,765        13,535          15,298         18,817             --
           --            --              --             --              768
        62,918         4,030          14,573         18,300           7,984
----------------------------------------------------------------------------
 3,970,126,241   306,808,692   3,360,829,081  3,335,820,050   1,883,600,194
----------------------------------------------------------------------------
    26,865,369           --              --             --       64,497,260
    14,555,437     1,125,793      12,634,467     12,770,519       4,288,081
       566,719        44,309         487,760        479,764         245,639
       562,366        49,362         784,445        357,597         105,987
----------------------------------------------------------------------------
    42,549,891     1,219,464      13,906,672     13,607,880      69,136,967
----------------------------------------------------------------------------
 3,927,945,154   305,583,100   3,346,913,336  3,322,212,059   1,814,476,639
         4,507        (1,743)          4,047         (2,552)            --
      (373,311)        7,871           5,026          2,663         (13,412)
----------------------------------------------------------------------------
$3,927,576,350  $305,589,228  $3,346,922,409 $3,322,212,170  $1,814,463,227
----------------------------------------------------------------------------
         $1.00         $1.00           $1.00          $1.00           $1.00
----------------------------------------------------------------------------
 2,107,795,914   221,187,026   1,718,299,994  2,352,991,072   1,570,148,982
   160,796,907       145,045     209,501,049     29,403,190      65,155,886
 1,117,733,019    73,595,069     495,990,702    565,274,293     128,730,604
   541,619,314    10,655,960     923,121,591    374,543,504      50,441,167
----------------------------------------------------------------------------
 3,927,945,154   305,583,100   3,346,913,336  3,322,212,059   1,814,476,639
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------

                                          Prime                      Premium
                                       Obligations   Money Market  Money Market
                                           Fund          Fund          Fund
                                       ----------------------------------------
Investment Income:
Interest income                        $179,593,322  $192,890,108  $16,677,923
-------------------------------------------------------------------------------
Expenses:
Management fees                           7,325,651     7,858,503      686,826
Custodian fees                              370,480       368,558       59,096
Registration fees                           141,303        97,359        2,597
Professional fees                            19,167        19,582       19,167
Trustee fees                                  5,394         6,640        5,348
Amortization of deferred organization
 expenses                                       --          3,394          --
Service share fees                          993,315     1,031,168       69,861
Administration share fees                   538,124       580,810       19,935
Preferred share fees                        169,286        81,569       65,744
Other                                        75,492        46,111       12,461
-------------------------------------------------------------------------------
  Total expenses                          9,638,212    10,093,694      941,035
  Less--expenses reimbursed and fees
   waived                                (1,362,269)   (1,346,858)    (169,026)
-------------------------------------------------------------------------------
  Net expenses                            8,275,943     8,746,836      772,009
-------------------------------------------------------------------------------
Net investment income                   171,317,379   184,143,272   15,905,914
-------------------------------------------------------------------------------
Net realized gain on investment
 transactions                                27,803        14,080        2,038
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                       $171,345,182  $184,157,352  $15,907,952
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury        Treasury                                            Tax-Free
 Obligations      Instruments      Government         Federal        Money Market
     Fund            Fund             Fund             Fund              Fund
---------------------------------------------------------------------------------
 $107,207,922     $9,708,409       $78,682,963      $93,521,720      $25,580,072
---------------------------------------------------------------------------------
    4,614,297        441,322         3,287,420        3,906,223        1,674,849
      316,343         26,932           208,977          182,966          126,037
      124,238          1,928            27,076           66,872           14,988
       19,167         19,167            19,167           19,582           19,167
        5,370          5,348             5,360            4,662            5,353
          --             --                --               --             7,727
    1,301,090         39,342         2,129,425          892,705          126,772
    1,343,882         51,079           615,762          744,696          188,850
      143,885             14           105,162           11,378           19,342
       60,860          9,093            37,087           26,526           16,009
---------------------------------------------------------------------------------
    7,929,132        594,225         6,435,436        5,855,610        2,199,094
     (998,663)      (107,677)         (634,717)        (700,758)        (374,413)
---------------------------------------------------------------------------------
    6,930,469        486,548         5,800,719        5,154,852        1,824,681
---------------------------------------------------------------------------------
  100,277,453      9,221,861        72,882,244       88,366,868       23,755,391
---------------------------------------------------------------------------------
       23,201         34,968             7,180           48,711              207
---------------------------------------------------------------------------------
 $100,300,654     $9,256,829       $72,889,424      $88,415,579      $23,755,598
---------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------

                                Prime                              Premium
                             Obligations       Money Market     Money Market
                                 Fund              Fund             Fund
                           ----------------------------------------------------
From operations:
Net investment income      $    171,317,379  $    184,143,272  $    15,905,914
Net realized gain on
 investment transactions             27,803            14,080            2,038
-------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                   171,345,182       184,157,352       15,907,952
-------------------------------------------------------------------------------
Distribution to
 shareholders:
From net investment
 income
  FST shares                   (144,820,456)     (160,622,038)     (11,850,882)
  FST Preferred shares           (8,042,090)       (3,866,679)      (3,096,923)
  FST Administration
   shares                        (9,867,811)      (10,678,515)        (361,898)
  FST Service shares             (8,604,914)       (8,991,949)        (598,654)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders                (171,335,271)     (184,159,181)     (15,908,357)
-------------------------------------------------------------------------------
From share transactions
 (at $1.00 per share):
Proceeds from sales of
 shares                      33,234,895,111    40,336,270,941    4,765,566,205
Reinvestment of dividends
 and distributions               66,280,097       106,850,739        8,070,911
Cost of shares
 repurchased                (33,788,082,416)  (39,330,185,814)  (4,739,878,138)
-------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from share
   transactions                (486,907,208)    1,112,935,866       33,758,978
-------------------------------------------------------------------------------
  Total increase
   (decrease)                  (486,897,297)    1,112,934,037       33,758,573
Net assets:
Beginning of period           6,631,732,083     5,984,993,753      620,750,257
-------------------------------------------------------------------------------
End of period              $  6,144,834,786  $  7,097,927,790  $   654,508,830
-------------------------------------------------------------------------------
Accumulated undistributed
 (distributions in excess
 of) net investment
 income                    $         10,256  $            --   $          (336)
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Treasury          Treasury                                             Tax-Free
   Obligations       Instruments       Government         Federal        Money Market
      Fund              Fund              Fund              Fund             Fund
----------------------------------------------------------------------------------------
$     100,277,453  $     9,221,861  $     72,882,244  $     88,366,868  $    23,755,391
           23,201           34,968             7,180            48,711              207
----------------------------------------------------------------------------------------
      100,300,654        9,256,829        72,889,424        88,415,579       23,755,598
----------------------------------------------------------------------------------------
     (60,118,961)       (8,115,942)      (39,051,419)      (66,999,324)     (20,565,007)
      (6,473,744)             (663)       (4,870,195)         (526,798)        (554,360)
     (23,404,533)         (837,805)      (11,015,516)      (13,343,611)      (2,016,733)
     (10,672,220)         (300,944)      (17,943,221)       (7,546,243)        (619,291)
----------------------------------------------------------------------------------------
    (100,669,458)       (9,255,354)      (72,880,351)      (88,415,976)     (23,755,391)
----------------------------------------------------------------------------------------
   21,935,244,020    2,021,379,618    13,631,663,240    11,647,407,870    6,554,190,130
       44,309,817        6,515,892        21,201,862        55,625,204       10,427,839
 (23,440,310,970)   (2,585,320,481)  (13,222,298,917)  (11,765,006,285)  (6,424,829,239)
----------------------------------------------------------------------------------------
  (1,460,757,133)     (557,424,971)      430,566,185       (61,973,211)     139,788,730
----------------------------------------------------------------------------------------
  (1,461,125,937)     (557,423,496)      430,575,258       (61,973,608)     139,788,937
    5,388,702,287      863,012,724     2,916,347,151     3,384,185,778    1,674,674,290
----------------------------------------------------------------------------------------
$   3,927,576,350  $   305,589,228  $  3,346,922,409  $  3,322,212,170  $ 1,814,463,227
----------------------------------------------------------------------------------------
$           4,507  $        (1,743) $          4,047  $         (2,552) $           --
----------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                  Prime             Money            Premium
                               Obligations          Market        Money Market
                                   Fund              Fund             Fund
                             ----------------------------------------------------
From operations:
Net investment income        $    305,811,261  $    324,028,066  $    21,956,146
Net realized gain on
 investment transactions               78,008            66,176           16,410
---------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations      305,889,269       324,094,242       21,972,556
---------------------------------------------------------------------------------
Distributions to
 shareholders:
From net investment income
  FST shares                     (269,081,520)     (276,370,684)     (15,650,407)
  FST Preferred shares             (8,232,389)       (4,076,565)      (5,432,663)
  FST Administration shares       (17,131,415)      (19,556,691)        (410,201)
  FST Service shares              (11,435,814)      (24,091,684)        (479,285)
---------------------------------------------------------------------------------
  Total distributions to
   shareholders                  (305,881,138)     (324,095,624)     (21,972,556)
---------------------------------------------------------------------------------
From share transactions (at
 $1.00 per share):
Proceeds from sales of
 shares                        57,969,401,996    69,898,690,078    5,229,951,088
Reinvestment of dividends
 and distributions                 93,909,532       166,197,933       14,446,374
Cost of shares repurchased    (55,869,833,965)  (68,984,229,619)  (4,844,668,494)
---------------------------------------------------------------------------------
  Net increase in net assets
   resulting from share
   transactions                 2,193,477,563     1,080,658,392      399,728,968
---------------------------------------------------------------------------------
  Total increase                2,193,485,694     1,080,657,010      399,728,968
Net assets:
Beginning of year               4,438,246,389     4,904,336,743      221,021,289
---------------------------------------------------------------------------------
End of year                  $  6,631,732,083  $  5,984,993,753  $   620,750,257
---------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --               --
---------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Treasury          Treasury                                             Tax-Free
  Obligations        Instruments       Government         Federal        Money Market
      Fund              Fund              Fund              Fund             Fund
----------------------------------------------------------------------------------------
$    238,595,463   $    20,343,941  $    141,201,262  $    130,484,575  $    45,674,271
       1,450,576           174,690               --             31,979            1,321
----------------------------------------------------------------------------------------
     240,046,039        20,518,631       141,201,262       130,516,554       45,675,592
----------------------------------------------------------------------------------------
    (157,673,844)      (18,729,601)      (87,893,105)      (92,448,326)     (36,931,756)
     (47,202,665)              (78)       (4,985,314)       (6,428,582)      (2,953,491)
     (19,083,866)         (927,699)      (17,131,280)      (19,097,019)      (4,375,262)
     (16,085,664)         (857,978)      (31,191,563)      (12,542,759)      (1,413,762)
----------------------------------------------------------------------------------------
    (240,046,039)      (20,515,356)     (141,201,262)     (130,516,686)     (45,674,271)
----------------------------------------------------------------------------------------
  53,000,555,348     3,317,001,578    29,790,708,579    14,894,751,480    9,696,660,958
      91,114,922         8,446,401        37,971,285        64,289,412       19,443,237
 (51,218,122,026)   (2,983,195,546)  (29,278,022,826)  (13,748,692,419)  (9,161,617,389)
----------------------------------------------------------------------------------------
   1,873,548,244       342,252,433       550,657,038     1,210,348,473      554,486,806
----------------------------------------------------------------------------------------
   1,873,548,244       342,255,708       550,657,038     1,210,348,341      554,488,127
   3,515,154,043       520,757,016     2,365,690,113     2,173,837,437    1,120,186,163
----------------------------------------------------------------------------------------
$  5,388,702,287   $   863,012,724  $  2,916,347,151  $  3,384,185,778  $ 1,674,674,290
----------------------------------------------------------------------------------------
             --                --                --                --               --
----------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------
1. Organization
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, "the Funds", or individually, a "Fund." Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Premium Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market and Municipal Money Market (inactive as of June 30, 1999).
The Funds offer four classes of shares-- FST shares, FST Preferred shares, FST Administration shares and FST Service shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation--
-------------------------
Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
--------------------
Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
------------------
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1998 (tax year-end), the following fund had a capital loss carryforward for U.S. Federal tax purposes of approximately:

                                                                      Years of
       Fund                                                  Amount  Expiration
       ----                                                  ------- ----------
Tax-Free Money Market....................................... $11,000 2003-2005

This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Deferred Organization Expenses--
-----------------------------------
Organization-related costs are amortized on a straight-line basis over a period of five years.

E. Expenses--
-------------
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations.
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

3. Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Funds' portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. For the six months ended June 30, 1999, GSAM has voluntarily agreed to waive a portion of its management fee.
 GSAM has voluntarily agreed to limit "Other Expenses" of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.
 For the six months ended June 30, 1999, the adviser has voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

                               Management                  Expenses
                                  Fees                    Reimbursed
Fund                             Waived                   by Adviser                 Total
-------------------------------------------------------------------------------------------
Prime Obligations                $1,251                      $111                    $1,362
-------------------------------------------------------------------------------------------
Money Market                      1,342                         5                     1,347
-------------------------------------------------------------------------------------------
Premium Money Market                117                        52                       169
-------------------------------------------------------------------------------------------
Treasury Obligations                788                       211                       999
-------------------------------------------------------------------------------------------
Treasury Instruments                 75                        33                       108
-------------------------------------------------------------------------------------------
Government                          562                        73                       635
-------------------------------------------------------------------------------------------
Federal                             667                        34                       701
-------------------------------------------------------------------------------------------
Tax-Free Money Market               286                       --                        286

 In addition, the Tax-Free Money Market Fund has entered into certain expense offset arrangements with the custodian resulting in a reduction in the Fund's expense. For the six months ended June 30, 1999, the Fund's custody fees were reduced by approximately $88,000 under such arrangement.

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

4. Preferred, Administration and Service Plans
The Funds have adopted Preferred, Administration and Service Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to, on an annual basis, .10%, .25% and .50%, respectively, of the average daily net asset value of each share class.

5.Line of Credit Facility
The Funds participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, the Funds now participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Additionally, Prime Obligations, Premium Money Market, Treasury Obligations, and Government Funds participate in a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended June 30, 1999, the Funds did not have any borrowings under any of these facilities.

6.Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds' custodian.

7.Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At June 30, 1999, the Prime Obligations, Money Market, Premium Money Market, Treasury Obligations and Government Funds had undivided interests in the following joint repurchase agreement account, which equaled $234,400,000, $143,700,000, $93,400,000, $1,476,000,000 and $354,300,000 in principal amount, respectively. At June 30, 1999, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

  Principal              Interest                    Maturity                      Amortized
    Amount                 Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
Barclays Bank
$  500,000,000             4.85%                    07/01/1999                   $  500,000,000
Donaldson, Lufkin & Jenrette, Inc.
 1,090,000,000             4.85                     07/01/1999                    1,090,000,000
SBC Warburg Dillon Read Corp.
 1,573,800,000             4.85                     07/01/1999                    1,573,800,000
-----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                         $3,163,800,000
-----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

At June 30, 1999, the Government Fund had an undivided interest in the following joint repurchase agreement account II, which equaled $330,000,000 in principal amount. At June 30, 1999, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
ABN/AMRO, Inc.
$412,400,000             5.30%                    07/01/1999                   $  412,400,000
Banc of America Securities
 500,000,000             5.05                     07/01/1999                      500,000,000
Bear Stearns Companies, Inc.
 200,000,000             5.00                     07/01/1999                      200,000,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,112,400,000
---------------------------------------------------------------------------------------------

8.Other Matters
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.




---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------
9. Summary of Share Transactions (at $1.00 per share)
Share activity for the six months ended June 30, 1999 is as follows:

                                   Prime                           Premium
                                Obligations     Money Market     Money Market
                                   Fund             Fund             Fund
-------------------------------------------------------------------------------
 FST shares:
 Shares sold                   26,946,895,390   36,414,863,596   4,109,260,423
 Reinvestment of dividends
  and distributions                52,853,834       95,011,126       5,175,371
 Shares repurchased           (27,877,098,865) (35,390,869,600) (4,098,650,249)
                                      -----------------------------------------
                                 (877,349,641)   1,119,005,122      15,785,545
-------------------------------------------------------------------------------
 FST Preferred shares:
 Shares sold                    1,699,670,943    1,263,759,619     409,393,198
 Reinvestment of dividends
  and distributions                 6,450,150        2,628,067       2,479,876
 Shares repurchased            (1,729,764,658)  (1,082,681,910)   (401,821,632)
                                      -----------------------------------------
                                  (23,643,565)     183,705,776      10,051,442
-------------------------------------------------------------------------------
 FST Administration shares:
 Shares sold                    2,256,855,977    1,770,339,064      46,170,636
 Reinvestment of dividends
  and distributions                 2,580,429        6,654,389         140,115
 Shares repurchased            (2,000,902,015)  (1,760,797,527)    (44,100,904)
                                      -----------------------------------------
                                  258,534,391       16,195,926       2,209,847
-------------------------------------------------------------------------------
 FST Service shares:
 Shares sold                    2,331,472,801      887,308,662     200,741,948
 Reinvestment of dividends
  and distributions                 4,395,684        2,557,157         275,549
 Shares repurchased            (2,180,316,878)  (1,095,836,777)   (195,305,353)
                                      -----------------------------------------
                                  155,551,607     (205,970,958)      5,712,144
-------------------------------------------------------------------------------
 Net increase (decrease) in
  shares                         (486,907,208)   1,112,935,866      33,758,978
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Treasury         Treasury                                        Tax-Free
   Obligations      Instruments      Government       Federal       Money Market
       Fund             Fund            Fund            Fund            Fund
----------------------------------------------------------------------------------
  13,223,054,571    1,907,004,261   9,025,849,288   7,530,532,430   6,132,128,999
      25,112,569        5,845,690      11,586,170      44,830,043       8,968,067
 (14,661,703,463)  (2,513,869,294) (8,883,006,366) (7,568,625,234) (6,026,963,152)
----------------------------------------------------------------------------------
  (1,413,536,323)    (601,019,343)    154,429,092       6,737,239     114,133,914
----------------------------------------------------------------------------------
   1,811,205,940          143,597     723,333,565     150,133,663     100,805,786
       2,153,323              239       2,867,175         378,947          64,371
  (1,937,806,956)            (407)   (762,327,988)   (147,833,300)    (56,596,326)
----------------------------------------------------------------------------------
    (124,447,693)         143,429     (36,127,248)      2,679,310      44,273,831
----------------------------------------------------------------------------------
   4,153,379,137       65,354,474   2,110,922,537   2,264,479,425     174,368,376
       8,463,463          610,978       5,259,478       6,894,462       1,178,835
  (4,124,605,778)     (16,044,019) (2,027,552,268) (2,396,183,643)   (193,617,362)
----------------------------------------------------------------------------------
      37,236,822       49,921,433      88,629,747    (124,809,756)    (18,070,151)
----------------------------------------------------------------------------------
   2,747,604,372       48,877,286   1,771,557,850   1,702,262,352     146,886,969
       8,580,462           58,985       1,489,039       3,521,752         216,566
  (2,716,194,773)     (55,406,761) (1,549,412,295) (1,652,364,108)   (147,652,399)
----------------------------------------------------------------------------------
      39,990,061       (6,470,490)    223,634,594      53,419,996        (548,864)
----------------------------------------------------------------------------------
  (1,460,757,133)    (557,424,971)    430,566,185     (61,973,211)    139,788,730
----------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------

9. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity for the year ended December 31, 1998 is as follows:

                                   Prime                           Premium
                                Obligations     Money Market     Money Market
                                   Fund             Fund             Fund
-------------------------------------------------------------------------------
 FST shares:
 Shares sold                   50,577,781,681   64,642,205,884   4,885,235,788
 Reinvestment of dividends
  and distributions                81,013,084      145,091,154       9,694,829
 Shares repurchased           (48,694,767,051) (64,138,032,706) (4,633,271,570)
                                      -----------------------------------------
                                1,964,027,714      649,264,332     261,659,047
-------------------------------------------------------------------------------
 FST Preferred shares:
 Shares sold                    1,635,375,108      587,335,211     212,622,508
 Reinvestment of dividends
  and distributions                 1,663,959        3,560,753       4,477,152
 Shares repurchased            (1,657,247,424)    (517,936,393)   (110,141,465)
                                      -----------------------------------------
                                  (20,208,357)      72,959,571     106,958,195
-------------------------------------------------------------------------------
 FST Administration shares:
 Shares sold                    2,386,485,745    2,258,106,370      37,942,427
 Reinvestment of dividends
  and distributions                 5,232,944       13,668,515         128,617
 Shares repurchased            (2,302,131,386)  (2,093,556,998)    (25,799,913)
                                      -----------------------------------------
                                   89,587,303      178,217,887      12,271,131
-------------------------------------------------------------------------------
 FST Service shares:
 Shares sold                    3,369,759,462    2,411,042,613      94,150,365
 Reinvestment of dividends
  and distributions                 5,999,545        3,877,511         145,776
 Shares repurchased            (3,215,688,104)  (2,234,703,522)    (75,455,546)
                                      -----------------------------------------
                                  160,070,903      180,216,602      18,840,595
-------------------------------------------------------------------------------
 Net increase in shares         2,193,477,563    1,080,658,392     399,728,968
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     Treasury         Treasury                                         Tax-Free
   Obligations      Instruments      Government        Federal       Money Market
       Fund             Fund            Fund             Fund            Fund
-----------------------------------------------------------------------------------
  38,811,128,138    3,155,786,943   19,929,403,199  10,287,288,538   8,343,229,377
      53,825,326        7,667,006       28,357,386      45,213,214      17,430,024
 (37,561,525,035)  (2,837,666,325) (19,872,424,728) (9,111,928,825) (7,844,065,473)
-----------------------------------------------------------------------------------
   1,303,428,429      325,787,624       85,335,857   1,220,572,927     516,593,928
-----------------------------------------------------------------------------------
   2,747,117,320              --     1,063,864,036     138,883,456     451,367,441
       6,885,153               77        2,648,231       7,188,094         155,091
  (2,714,118,870)             --      (828,030,762)   (313,722,647)   (465,792,140)
-----------------------------------------------------------------------------------
      39,883,603               77      238,481,505    (167,651,097)    (14,269,608)
-----------------------------------------------------------------------------------
   5,954,832,820       69,117,817    5,103,623,628   2,165,279,603     557,825,919
      16,115,116          770,968        4,155,641       6,022,375       1,389,127
  (5,629,346,838)     (50,374,164)  (5,000,220,220) (2,106,551,874)   (515,464,054)
-----------------------------------------------------------------------------------
     341,601,098       19,514,621      107,559,049      64,750,104      43,750,992
-----------------------------------------------------------------------------------
   5,487,477,070       92,096,818    3,693,817,716   2,303,299,883     344,238,221
      14,289,327            8,350        2,810,027       5,865,729         468,995
  (5,313,131,283)     (95,155,057)  (3,577,347,116) (2,216,489,073)   (336,295,722)
-----------------------------------------------------------------------------------
     188,635,114       (3,049,889)     119,280,627      92,676,539       8,411,494
-----------------------------------------------------------------------------------
   1,873,548,244      342,252,433      550,657,038   1,210,348,473     554,486,806
-----------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment      to          end    Total       of period  average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                    -------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........    $1.00     $0.02       $(0.02)      $1.00     4.95%(c)  $4,954,432     0.18%(c)     4.84%(c)
1999-FST Pre-
ferred shares...     1.00      0.02        (0.02)       1.00     4.84(c)      108,915     0.28(c)      4.75(c)
1999-FST Admin-
istration
shares..........     1.00      0.02        (0.02)       1.00     4.69(c)      589,731     0.43(c)      4.58(c)
1999-FST Service
shares..........     1.00      0.02        (0.02)       1.00     4.43(c)      491,757     0.68(c)      4.33(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00     5.55       5,831,773     0.18         5.39
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.45         132,558     0.28         5.26
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.29         331,196     0.43         5.14
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.03         336,205     0.68         4.89
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.05        (0.05)       1.00     5.60       3,867,739     0.18         5.46
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.50         152,767     0.28         5.38
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.34         241,607     0.43         5.22
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.08         176,133     0.68         4.97
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.41       3,901,797     0.18         5.29
1996-FST Pre-
ferred Shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     5.28(c)      127,126     0.28(c)      5.19(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.14         215,898     0.43         5.06
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.88         115,114     0.68         4.78
---------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.06        (0.06)       1.00     6.02       3,295,791     0.18         5.86
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.75         147,894     0.43         5.59
1995-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.49          65,278     0.68         5.33
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........     1.00      0.04        (0.04)       1.00     4.38(c)    2,774,849     0.18(c)      4.38(c)
1994-FST Pre-
ferred Shares...     1.00      0.04        (0.04)       1.00     4.12(c)       66,113     0.43(c)      4.18(c)
1994-FST Service
shares..........     1.00      0.04        (0.04)       1.00     3.86(c)       41,372     0.68(c)      3.98(c)
---------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1994-FST
shares..........     1.00      0.03        (0.03)       1.00     3.18       1,831,413     0.17         3.11
1994-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     2.92          35,250     0.42         2.86
1994-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.66          14,001     0.67         2.61
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses to   income to
                  average net  average net
                    assets        assets
                    -------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........     0.22%(c)      4.80%(c)
1999-FST Pre-
ferred shares...     0.32(c)       4.71(c)
1999-FST Admin-
istration
shares..........     0.47(c)       4.54(c)
1999-FST Service
shares..........     0.72(c)       4.29(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     0.24          5.33
1998-FST Pre-
ferred shares...     0.34          5.20
1998-FST Admin-
istration
shares..........     0.49          5.08
1998-FST Service
shares..........     0.74          4.83
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.23          5.41
1997-FST Pre-
ferred shares...     0.33          5.33
1997-FST Admin-
istration
shares..........     0.48          5.17
1997-FST Service
shares..........     0.73          4.92
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23          5.24
1996-FST Pre-
ferred Shares
(commenced May
1)..............     0.33(c)       5.14(c)
1996-FST Admin-
istration
shares..........     0.48          5.01
1996-FST Service
shares..........     0.73          4.73
---------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.22          5.82
1995-FST Admin-
istration
shares..........     0.47          5.55
1995-FST Service
shares..........     0.72          5.29
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........     0.24(c)       4.32(c)
1994-FST Pre-
ferred Shares...     0.49(c)       4.12(c)
1994-FST Service
shares..........     0.74(c)       3.92(c)
---------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1994-FST
shares..........     0.25          3.03
1994-FST Admin-
istration
shares..........     0.50          2.78
1994-FST Service
shares..........     0.75          2.53

(a) Calculated based on the average shares outstanding methodology.
----

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment      to          end    Total       of period  average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                   --------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........    $1.00     $0.02       $(0.02)      $1.00     4.96%(c)  $6,114,786     0.18%(c)     4.85%(c)
1999-FST Pre-
ferred shares...     1.00      0.02        (0.02)       1.00     4.85(c)      276,924     0.28(c)      4.74(c)
1999-FST Admin-
istration
shares..........     1.00      0.02        (0.02)       1.00     4.70(c)      415,669     0.43(c)      4.60(c)
1999-FST Service
shares..........     1.00      0.02        (0.02)       1.00     4.44(c)      290,549     0.68(c)      4.36(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00     5.55       4,995,782     0.18         5.40
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.45          93,218     0.28         5.30
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.29         399,474     0.43         5.16
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.03         496,520     0.68         4.86
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.06        (0.06)       1.00     5.63       4,346,519     0.18         5.50
1997-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00     5.53          20,258     0.28         5.44
1997-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.37         221,256     0.43         5.26
1997-FST Service
shares..........     1.00      0.05        (0.05)       1.00     5.11         316,304     0.68         4.99
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.05        (0.05)       1.00     5.45       2,540,366     0.18         5.33
1996-FST Pre-
ferred shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     5.31(c)       17,510     0.28(c)      5.23(c)
1996-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00     5.19         165,766     0.43         5.04
1996-FST Service
shares..........     1.00      0.05        (0.05)       1.00     4.93         234,376     0.68         4.84
---------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.06        (0.06)       1.00     6.07       2,069,197     0.15         5.89
1995-FST Admin-
istration
shares..........     1.00      0.06        (0.06)       1.00     5.80         137,412     0.40         5.61
1995-FST Service
shares
(commenced
July 14)........     1.00      0.02        (0.02)       1.00     5.41(c)        4,219     0.65(c)      4.93(c)
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced May
18).............     1.00      0.03        (0.03)       1.00     4.91(c)      862,971     0.11(c)      4.88(c)
1994-FST Admin-
istration shares
(commenced May
20).............     1.00      0.03        (0.03)       1.00     4.65(c)       66,560     0.36(c)      4.82(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses to   income to
                  average net  average net
                    assets        assets
                   --------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........     0.22%(c)      4.81%(c)
1999-FST Pre-
ferred shares...     0.32(c)       4.70(c)
1999-FST Admin-
istration
shares..........     0.47(c)       4.56(c)
1999-FST Service
shares..........     0.72(c)       4.32(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     0.23          5.35
1998-FST Pre-
ferred shares...     0.33          5.25
1998-FST Admin-
istration
shares..........     0.48          5.11
1998-FST Service
shares..........     0.73          4.81
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.23          5.45
1997-FST Pre-
ferred shares...     0.33          5.39
1997-FST Admin-
istration
shares..........     0.48          5.21
1997-FST Service
shares..........     0.73          4.94
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23          5.28
1996-FST Pre-
ferred shares
(commenced May
1)..............     0.33(c)       5.18(c)
1996-FST Admin-
istration
shares..........     0.48          4.99
1996-FST Service
shares..........     0.73          4.79
---------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.23          5.81
1995-FST Admin-
istration
shares..........     0.48          5.53
1995-FST Service
shares
(commenced
July 14)........     0.73(c)       4.85(c)
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced May
18).............     0.25(c)       4.74(c)
1994-FST Admin-
istration shares
(commenced May
20).............     0.50(c)       4.68(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Premium Money Market Fund
-------------------------------------------------------------------------------

                                                                            Net
                                                                         assets at              Ratio of net
                  Net asset                          Net asset              end    Ratio of net  investment
                  value at     Net     Distributions value at            of period expenses to   income to
                  beginning investment      to          end      Total      (in    average net  average net
                  of period income(a)  shareholders  of period return(b)  000's)      assets       assets
                    ----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999- FST
shares..........    $1.00     $0.02       $(0.02)      $1.00    4.90%(c) $495,637      0.18%(c)     4.79%(c)
1999- FST Pre-
ferred shares...     1.00      0.02        (0.02)       1.00    4.80(c)   117,568      0.28(c)      4.71(c)
1999- FST Admin-
istration
shares..........     1.00      0.02        (0.02)       1.00    4.64(c)    15,938      0.43(c)      4.54(c)
1999- FST Serv-
ice shares......     1.00      0.02        (0.02)       1.00    4.38(c)    25,366      0.68(c)      4.28(c)
------------------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00    5.55      479,851      0.16         5.38
1998-FST Pre-
ferred shares...     1.00      0.05        (0.05)       1.00    5.45      107,517      0.26         5.29
1998-FST Admin-
istration
shares..........     1.00      0.05        (0.05)       1.00    5.29       13,728      0.41         5.08
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00    5.03       19,655      0.66         4.79
------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.73(c)   218,192      0.08(c)      5.59(c)
1997-FST
Preferred Shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.62(c)       558      0.18(c)      5.50(c)
1997-FST
Administration
shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.47(c)     1,457      0.33(c)      5.33(c)
1997-FST Service
shares
(commenced
August 1).......     1.00      0.02        (0.02)       1.00    5.20(c)       814      0.58(c)      5.17(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses to   income to
                  average net  average net
                    assets        assets
                    ----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999- FST
shares..........     0.24%(c)      4.73%(c)
1999- FST Pre-
ferred shares...     0.34(c)       4.65(c)
1999- FST Admin-
istration
shares..........     0.49(c)       4.48(c)
1999- FST Serv-
ice shares......     0.74(c)       4.22(c)
------------------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     0.29          5.25
1998-FST Pre-
ferred shares...     0.39          5.16
1998-FST Admin-
istration
shares..........     0.54          4.95
1998-FST Service
shares..........     0.79          4.66
------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
August 1).......     0.43(c)       5.24(c)
1997-FST
Preferred Shares
(commenced
August 1).......     0.53(c)       5.15(c)
1997-FST
Administration
shares
(commenced
August 1).......     0.68(c)       4.98(c)
1997-FST Service
shares
(commenced
August 1).......     0.93(c)       4.82(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------

                                                                               Net                  Ratio of net
                   Net asset                          Net asset             assets at  Ratio of net  investment
                   value at     Net     Distributions value at                 end     expenses to   income to
                   beginning investment      to          end    Total       of period  average net  average net
                   of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                    --------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........     $1.00     $0.02       $(0.02)      $1.00     4.70%(c)  $2,107,663     0.18%(c)     4.58%(c)
1999-FST Pre-
ferred shares...      1.00      0.02        (0.02)       1.00     4.59(c)      160,761     0.28(c)      4.48(c)
1999-FST Admin-
istration
shares..........      1.00      0.02        (0.02)       1.00     4.44(c)    1,117,591     0.43(c)      4.33(c)
1999-FST Service
shares..........      1.00      0.02        (0.02)       1.00     4.18(c)      541,561     0.68(c)      4.08(c)
----------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........      1.00      0.05        (0.05)       1.00     5.40       3,521,389     0.18         5.22
1998-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     5.29         285,240     0.28         5.20
1998-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     5.14       1,080,454     0.43         4.94
1998-FST Service
shares..........      1.00      0.05        (0.05)       1.00     4.87         501,619     0.68         4.69
----------------------------------------------------------------------------------------------------------------
1997-FST
shares..........      1.00      0.05        (0.05)       1.00     5.50       2,217,943     0.18         5.36
1997-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     5.40         245,355     0.28         5.32
1997-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     5.24         738,865     0.43         5.12
1997-FST Service
shares..........      1.00      0.05        (0.05)       1.00     4.98         312,991     0.68         4.87
----------------------------------------------------------------------------------------------------------------
1996-FST
shares..........      1.00      0.05        (0.05)       1.00     5.35       2,291,051     0.18         5.22
1996-FST Pre-
ferred
shares (commenced
May 1)..........      1.00      0.03        (0.03)       1.00     5.24(c)       46,637     0.28(c)      5.11(c)
1996-FST Admin-
istration shares
 ................      1.00      0.05        (0.05)       1.00     5.09         536,895     0.43         4.97
1996-FST Service
shares .........      1.00      0.05        (0.05)       1.00     4.83         220,560     0.68         4.72
----------------------------------------------------------------------------------------------------------------
1995-FST shares
 ................      1.00      0.06        (0.06)       1.00     5.96       1,587,715     0.18         5.73
1995-FST Admin-
istration shares
 ................      1.00      0.06        (0.06)       1.00     5.69         283,186     0.43         5.47
1995-FST Service
shares .........      1.00      0.05        (0.05)       1.00     5.43         139,117     0.68         5.21
----------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares .........      1.00      0.04        (0.04)       1.00     4.23(c)      958,196     0.18(c)      4.13(c)
1994-FST Admin-
istration
shares .........      1.00      0.04        (0.04)       1.00     3.97(c)       82,124     0.43(c)      4.24(c)
1994-FST Service
shares .........      1.00      0.03        (0.03)       1.00     3.71(c)       81,162     0.68(c)      3.82(c)
----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1994-FST
shares..........     $1.00      0.03        (0.03)       1.00     3.11         812,420     0.17         3.01
1994-FST Admin-
istration shares
 ................      1.00      0.03        (0.03)       1.00     2.85          24,485     0.42         2.76
1994-FST Service
shares .........      1.00      0.03        (0.03)       1.00     2.60          35,656     0.67         2.51
                      Ratios assuming no
                    waiver of fees and no
                     expense limitations
                   -------------------------
                                Ratio of net
                    Ratio of     investment
                   expenses to   income to
                   average net  average net
                     assets        assets
                    --------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........      0.23%(c)      4.53%(c)
1999-FST Pre-
ferred shares...      0.33(c)       4.43(c)
1999-FST Admin-
istration
shares..........      0.48(c)       4.28(c)
1999-FST Service
shares..........      0.73(c)       4.03(c)
----------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........      0.23          5.17
1998-FST Pre-
ferred shares...      0.33          5.15
1998-FST Admin-
istration
shares..........      0.48          4.89
1998-FST Service
shares..........      0.73          4.64
----------------------------------------------------------------------------------------------------------------
1997-FST
shares..........      0.23          5.31
1997-FST Pre-
ferred shares...      0.33          5.27
1997-FST Admin-
istration
shares..........      0.48          5.07
1997-FST Service
shares..........      0.73          4.82
----------------------------------------------------------------------------------------------------------------
1996-FST
shares..........      0.24          5.16
1996-FST Pre-
ferred
shares (commenced
May 1)..........      0.34(c)       5.05(c)
1996-FST Admin-
istration shares
 ................      0.49          4.91
1996-FST Service
shares .........      0.74          4.66
----------------------------------------------------------------------------------------------------------------
1995-FST shares
 ................      0.23          5.68
1995-FST Admin-
istration shares
 ................      0.48          5.42
1995-FST Service
shares .........      0.73          5.16
----------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares .........      0.25(c)       4.06(c)
1994-FST Admin-
istration
shares .........      0.50(c)       4.17(c)
1994-FST Service
shares .........      0.75(c)       3.75(c)
----------------------------------------------------------------------------------------------------------------
For the Year Ended January 31,
------------------------------
1994-FST
shares..........      0.24          2.94
1994-FST Admin-
istration shares
 ................      0.49          2.69
1994-FST Service
shares .........      0.74          2.44

(a) Calculated based on the average shares outstanding methodology.
----
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------

                                                                               Net
                                                                            assets at              Ratio of net
                   Net asset                          Net asset                end    Ratio of net  investment
                   value at     Net     Distributions value at              of period expenses to   income to
                   beginning investment      to          end      Total        (in    average net  average net
                   of period income(a)  shareholders  of period return(b)    000's)      assets       assets
                   --------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........     $1.00     $0.02       $(0.02)      $1.00     4.43%(c)  $221,188      0.18%(c)     4.32%(c)
1999-FST Pre-
ferred shares...      1.00      0.02        (0.02)       1.00     4.33(c)        145      0.28(c)      4.25(c)
1999-FST Admin-
istration
shares..........      1.00      0.02        (0.02)       1.00     4.17(c)     73,598      0.43(c)      4.08(c)
1999-FST Service
shares..........      1.00      0.02        (0.02)       1.00     3.91(c)     10,658      0.68(c)      3.82(c)
---------------------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........      1.00      0.05        (0.05)       1.00     5.05       822,207      0.18         4.74
1998-FST Pre-
ferred shares...      1.00      0.05        (0.05)       1.00     4.94             2      0.28         4.68
1998-FST Admin-
istration
shares..........      1.00      0.05        (0.05)       1.00     4.79        23,676      0.43         4.62
1998-FST Service
shares..........      1.00      0.04        (0.04)       1.00     4.53        17,128      0.68         4.37
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST
shares (commenced
March 3)........      1.00      0.04        (0.04)       1.00     5.25(c)    496,419      0.18(c)      5.09(c)
1997-FST Pre-
ferred shares
(commenced
May 30).........      1.00      0.03        (0.03)       1.00     5.13(c)          2      0.28(c)      5.00(c)
1997-FST Admin-
istration shares
(commenced
April 1)........      1.00      0.04        (0.04)       1.00     4.99(c)      4,159      0.43(c)      4.84(c)
1997-FST Service
shares (com-
menced
March 5)........      1.00      0.04        (0.04)       1.00     4.71(c)     20,177      0.68(c)      4.62(c)
                      Ratios assuming no
                    waiver of fees and no
                     expense limitations
                   -------------------------
                                Ratio of net
                    Ratio of     investment
                   expenses to   income to
                   average net  average net
                     assets        assets
                   --------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........      0.24%(c)      4.26%(c)
1999-FST Pre-
ferred shares...      0.34(c)       4.19(c)
1999-FST Admin-
istration
shares..........      0.49(c)       4.02(c)
1999-FST Service
shares..........      0.74(c)       3.76(c)
---------------------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........      0.29          4.63
1998-FST Pre-
ferred shares...      0.39          4.57
1998-FST Admin-
istration
shares..........      0.54          4.51
1998-FST Service
shares..........      0.79          4.26
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST
shares (commenced
March 3)........      0.29(c)       4.98(c)
1997-FST Pre-
ferred shares
(commenced
May 30).........      0.39(c)       4.89(c)
1997-FST Admin-
istration shares
(commenced
April 1)........      0.54(c)       4.73(c)
1997-FST Service
shares (com-
menced
March 5)........      0.79(c)       4.51(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------

                                                                                       Net                  Ratio of net
                           Net asset                          Net asset             assets at  Ratio of net  investment
                           value at     Net     Distributions value at                 end     expenses to   income to
                           beginning investment      to          end      Total     of period  average net  average net
                           of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                    --------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........             $1.00     $0.02       $(0.02)      $1.00     4.83%(c)  $1,718,308     0.18%(c)     4.73%(c)
1999-FST Pre-
ferred shares...              1.00      0.02        (0.02)       1.00     4.72(c)      209,501     0.28(c)      4.63(c)
1999-FST Admin-
istration
shares..........              1.00      0.02        (0.02)       1.00     4.57(c)      495,994     0.43(c)      4.47(c)
1999-FST Service
shares..........              1.00      0.02        (0.02)       1.00     4.31(c)      923,119     0.68(c)      4.21(c)
------------------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........              1.00      0.05        (0.05)       1.00     5.46       1,563,875     0.18         5.32
1998-FST Pre-
ferred shares...              1.00      0.05        (0.05)       1.00     5.36         245,628     0.28         5.15
1998-FST Admin-
istration
shares..........              1.00      0.05        (0.05)       1.00     5.20         407,363     0.43         5.06
1998-FST Service
shares..........              1.00      0.05        (0.05)       1.00     4.94         699,481     0.68         4.83
------------------------------------------------------------------------------------------------------------------------
1997-FST
shares..........              1.00      0.05        (0.05)       1.00     5.54       1,478,539     0.18         5.41
1997-FST Pre-
ferred shares...              1.00      0.05        (0.05)       1.00     5.43           7,147     0.28         5.34
1997-FST Admin-
istration
shares..........              1.00      0.05        (0.05)       1.00     5.28         299,804     0.43         5.15
1997-FST Service
shares..........              1.00      0.05        (0.05)       1.00     5.02         580,200     0.68         4.91
------------------------------------------------------------------------------------------------------------------------
1996-FST
shares..........              1.00      0.05        (0.05)       1.00     5.38         858,769     0.18         5.25
1996-FST Pre-
ferred shares
(commenced May
1)..............              1.00      0.03        (0.03)       1.00     5.26(c)          112     0.28(c)      5.14(c)
1996-FST Admin-
istration
shares..........              1.00      0.05        (0.05)       1.00     5.12         145,108     0.43         5.01
1996-FST Service
shares..........              1.00      0.05        (0.05)       1.00     4.86         223,554     0.68         4.74
------------------------------------------------------------------------------------------------------------------------
1995-FST
shares..........              1.00      0.06        (0.06)       1.00     6.00         743,884     0.18         5.81
1995-FST Admin-
istration
shares..........              1.00      0.06        (0.06)       1.00     5.74          82,386     0.43         5.54
1995-FST Service
shares (com-
menced May 16)..              1.00      0.03        (0.03)       1.00     5.40(c)       14,508     0.68(c)      5.08(c)
------------------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........              1.00      0.04        (0.04)       1.00     4.36(c)      258,350     0.15(c)      4.64(c)
1994-FST Admin-
istration
shares..........              1.00      0.04        (0.04)       1.00     4.10(c)       54,253     0.40(c)      4.67(c)
------------------------------------------------------------------------------------------------------------------------
For the Period Ended January 31,
--------------------------------
1993-FST shares
(commenced April
6)..............              1.00      0.03        (0.03)       1.00     3.14(c)       44,697     0.08(c)      3.10(c)
1993-FST
Administration
shares
(commenced September 1)..     1.00      0.01        (0.01)       1.00     2.87(c)       14,126     0.35(c)      2.85(c)
                              Ratios assuming no
                            waiver of fees and no
                             expense limitations
                           -------------------------
                                        Ratio of net
                            Ratio of     investment
                           expenses to   income to
                           average net  average net
                             assets        assets
                    --------------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........              0.22%(c)      4.69%(c)
1999-FST Pre-
ferred shares...              0.32(c)       4.59(c)
1999-FST Admin-
istration
shares..........              0.47(c)       4.43(c)
1999-FST Service
shares..........              0.72(c)       4.17(c)
------------------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........              0.23          5.27
1998-FST Pre-
ferred shares...              0.33          5.10
1998-FST Admin-
istration
shares..........              0.48          5.01
1998-FST Service
shares..........              0.73          4.78
------------------------------------------------------------------------------------------------------------------------
1997-FST
shares..........              0.24          5.35
1997-FST Pre-
ferred shares...              0.34          5.28
1997-FST Admin-
istration
shares..........              0.49          5.09
1997-FST Service
shares..........              0.74          4.85
------------------------------------------------------------------------------------------------------------------------
1996-FST
shares..........              0.24          5.19
1996-FST Pre-
ferred shares
(commenced May
1)..............              0.34(c)       5.08(c)
1996-FST Admin-
istration
shares..........              0.49          4.95
1996-FST Service
shares..........              0.74          4.68
------------------------------------------------------------------------------------------------------------------------
1995-FST
shares..........              0.24          5.75
1995-FST Admin-
istration
shares..........              0.49          5.48
1995-FST Service
shares (com-
menced May 16)..              0.74(c)       5.02(c)
------------------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,(d)
------------------------------------
1994-FST
shares..........              0.25(c)       4.54(c)
1994-FST Admin-
istration
shares..........              0.50(c)       4.57(c)
------------------------------------------------------------------------------------------------------------------------
For the Period Ended January 31,
--------------------------------
1993-FST shares
(commenced April
6)..............              0.59(c)       2.59(c)
1993-FST
Administration
shares
(commenced September 1)..     0.76(c)       2.44(c)

(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
----
(c) Annualized.
(d) The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Trust (formerly Goldman Sachs Money Market Trust).

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
-------------------------------------------------------------------------------

                                                                            Net                  Ratio of net
                  Net Asset                          Net asset           assets at  Ratio of net  investment
                  value at     Net     Distributions value at               end     expenses to   income to
                  beginning investment      to          end      Total   of period  average net  average net
                  of period income(a)  shareholders  of period return(b) (in 000's)    assets       assets
                  -------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........    $1.00     $0.02       $(0.02)      $1.00    4.83%(c) $2,352,991     0.18%(c)     4.72%(c)
1999-FST
Preferred
shares..........     1.00      0.02        (0.02)       1.00    4.73(c)      29,403     0.28(c)      4.63(c)
1999-FST
Administration
shares..........     1.00      0.02        (0.02)       1.00    4.57(c)     565,274     0.43(c)      4.48(c)
1999-FST Service
shares..........     1.00      0.02        (0.02)       1.00    4.31(c)     374,544     0.68(c)      4.22(c)
-------------------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     1.00      0.05        (0.05)       1.00    5.41      2,346,254     0.18         5.24
1998-FST
Preferred
shares..........     1.00      0.05        (0.05)       1.00    5.31         26,724     0.28         5.20
1998-FST
Administration
shares..........     1.00      0.05        (0.05)       1.00    5.15        690,084     0.43         5.02
1998-FST Service
shares..........     1.00      0.05        (0.05)       1.00    4.89        321,124     0.68         4.78
-------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
February 28)....     1.00      0.05        (0.05)       1.00    5.51(c)   1,125,681     0.18(c)      5.39(c)
1997-FST
Preferred shares
(commenced May
30).............     1.00      0.03        (0.03)       1.00    5.43(c)     194,375     0.28(c)      5.26(c)
1997-FST
Administration
shares
(commenced April
1)..............     1.00      0.04        (0.04)       1.00    5.27(c)     625,334     0.43(c)      5.15(c)
1997-FST Service
shares
(commenced March
25).............     1.00      0.04        (0.04)       1.00    5.00(c)     228,447     0.68(c)      4.78(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses to   income to
                  average net  average net
                    assets        assets
                  -------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........     0.22%(c)      4.68%(c)
1999-FST
Preferred
shares..........     0.32(c)       4.59(c)
1999-FST
Administration
shares..........     0.47(c)       4.44(c)
1999-FST Service
shares..........     0.72(c)       4.18(c)
-------------------------------------------------------------------------------------------------------------
For the Year Ended December 31,
-------------------------------
1998-FST
shares..........     0.24          5.18
1998-FST
Preferred
shares..........     0.34          5.14
1998-FST
Administration
shares..........     0.49          4.96
1998-FST Service
shares..........     0.74          4.72
-------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1997-FST shares
(commenced
February 28)....     0.27(c)       5.30(c)
1997-FST
Preferred shares
(commenced May
30).............     0.37(c)       5.17(c)
1997-FST
Administration
shares
(commenced April
1)..............     0.52(c)       5.06(c)
1997-FST Service
shares
(commenced March
25).............     0.77(c)       4.69(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment      to          end      Total     of period  average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                    -------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........    $1.00     $0.01       $(0.01)      $1.00     2.98%(c)  $1,570,136     0.18%(c)     2.95%(c)
1999-FST Pre-
ferred shares...     1.00      0.01        (0.01)       1.00     2.88(c)       65,156     0.28(c)      2.87(c)
1999-FST Admin-
istration
shares..........     1.00      0.01        (0.01)       1.00     2.72(c)      128,730     0.43(c)      2.67(c)
1999-FST Service
shares..........     1.00      0.01        (0.01)       1.00     2.47(c)       50,441     0.68(c)      2.44(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     1.00      0.03        (0.03)       1.00     3.34       1,456,002     0.18         3.28
1998-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.24          20,882     0.28         3.17
1998-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     3.08         146,800     0.43         3.04
1998-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.83          50,990     0.68         2.77
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     1.00      0.04        (0.04)       1.00     3.54         939,407     0.18         3.50
1997-FST Pre-
ferred shares...     1.00      0.03        (0.03)       1.00     3.43          35,152     0.28         3.39
1997-FST Admin-
istration
shares..........     1.00      0.03        (0.03)       1.00     3.28         103,049     0.43         3.27
1997-FST Service
shares..........     1.00      0.03        (0.03)       1.00     3.02          42,578     0.68         3.01
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     1.00      0.03        (0.03)       1.00     3.39         440,838     0.18         3.35
1996-FST Pre-
ferred shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     3.30(c)       28,731     0.28(c)      3.26(c)
1996-FST Admin-
istration shares
 ................     1.00      0.03        (0.03)       1.00     3.13          51,661     0.43         3.10
1996-FST Service
shares..........     1.00      0.03        (0.03)       1.00     2.88          19,855     0.68         2.85
---------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     1.00      0.04        (0.04)       1.00     3.89         448,367     0.14         3.81
1995-FST Admin-
istration
shares..........     1.00      0.04        (0.04)       1.00     3.63          20,939     0.39         3.54
1995-FST Service
shares..........     1.00      0.03        (0.03)       1.00     3.38          19,860     0.64         3.32
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced July
19).............     1.00      0.02        (0.02)       1.00     3.41(c)      183,570     0.07(c)      3.42(c)
1994-FST Admin-
istration shares
(commenced Au-
gust 1).........     1.00      0.01        (0.01)       1.00     3.19(c)        2,042     0.32(c)      3.25(c)
1994-FST Service
shares (com-
menced September
23).............     1.00      0.01        (0.01)       1.00     3.11(c)        2,267     0.57(c)      3.32(c)
                     Ratios assuming no
                   waiver of fees and no
                    expense limitations
                  -------------------------
                               Ratio of net
                   Ratio of     investment
                  expenses to   income to
                  average net  average net
                    assets        assets
                    -------------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-FST
shares..........     0.23%(c)      2.90%(c)
1999-FST Pre-
ferred shares...     0.33(c)       2.82(c)
1999-FST Admin-
istration
shares..........     0.48(c)       2.62(c)
1999-FST Service
shares..........     0.73(c)       2.39(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-FST
shares..........     0.23          3.23
1998-FST Pre-
ferred shares...     0.33          3.12
1998-FST Admin-
istration
shares..........     0.48          2.99
1998-FST Service
shares..........     0.73          2.72
---------------------------------------------------------------------------------------------------------------
1997-FST
shares..........     0.24          3.44
1997-FST Pre-
ferred shares...     0.34          3.33
1997-FST Admin-
istration
shares..........     0.49          3.21
1997-FST Service
shares..........     0.74          2.95
---------------------------------------------------------------------------------------------------------------
1996-FST
shares..........     0.23          3.30
1996-FST Pre-
ferred shares
(commenced May
1)..............     0.33(c)       3.21(c)
1996-FST Admin-
istration shares
 ................     0.48          3.05
1996-FST Service
shares..........     0.73          2.80
---------------------------------------------------------------------------------------------------------------
1995-FST
shares..........     0.24          3.71
1995-FST Admin-
istration
shares..........     0.49          3.44
1995-FST Service
shares..........     0.74          3.22
---------------------------------------------------------------------------------------------------------------
For the Period Ended December 31,
---------------------------------
1994-FST shares
(commenced July
19).............     0.31(c)       3.18(c)
1994-FST Admin-
istration shares
(commenced Au-
gust 1).........     0.56(c)       3.01(c)
1994-FST Service
shares (com-
menced September
23).............     0.81(c)       3.08(c)

----
(a) Calculated based on the average shares outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Anne E. Marcel, Vice President
John M. Perlowski, Treasurer
Adrien E. Deberghes, Jr., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent



                                        Goldman Sachs Funds       [LOGO] Goldman
                                        32 Old Slip, 24th Floor          Sachs
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